Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—32.4%
*	Adobe, Inc.	16,789	$4,638
*	Arista Networks, Inc.	5,832	1,393
	Booz Allen Hamilton Holding Corporation	62,125	4,412
	Dolby Laboratories, Inc.	71,254	4,606
	Fidelity National Information Services, Inc.	41,297	5,483
	Genpact, Ltd.†	87,159	3,377
*	Guidewire Software, Inc.	25,059	2,641
	Mastercard, Inc. Class “A”	41,485	11,266
*	MaxLinear, Inc.	83,872	1,877
	Microsoft Corporation	155,551	21,626
	National Instruments Corporation	56,859	2,387
	Perspecta, Inc.	125,245	3,271
*	Pure Storage, Inc.	157,947	2,676
*	Rogers Corporation	9,755	1,334
	Sabre Corporation	146,149	3,273
	Texas Instruments, Inc.	46,124	5,961
*	Verra Mobility Corporation	142,685	2,048
			82,269
	Health Care—14.9%
	Abbott Laboratories	54,854	4,590
*	ABIOMED, Inc.	16,400	2,917
	Agilent Technologies, Inc.	39,480	3,025
*	Codexis, Inc.	70,190	963
*	Horizon Therapeutics plc†	106,129	2,890
*	Portola Pharmaceuticals, Inc.	90,623	2,430
	Stryker Corporation	19,192	4,151
	Teleflex, Inc.	7,599	2,582
	UnitedHealth Group, Inc.	35,274	7,666
*	Veeva Systems, Inc. Class “A”	12,547	1,916
	Zoetis, Inc.	38,631	4,813
			37,943
	Consumer Discretionary—12.8%
	Advance Auto Parts, Inc.	20,464	3,385
*	Amazon.com, Inc.	8,942	15,523
*	Burlington Stores, Inc.	25,910	5,177
*	Grand Canyon Education, Inc.	32,351	3,177
*	Laureate Education, Inc.	143,650	2,381
*	Ulta Salon Cosmetics & Fragrance, Inc.	10,957	2,746
			32,389
	Industrials—10.7%
	BWX Technologies, Inc.	112,957	6,462
*	Copart, Inc.	63,337	5,088
*	CoStar Group, Inc.	8,051	4,776
	Luxfer Holdings plc†	90,093	1,404
	Raytheon Co.	26,155	5,131
	The Brink’s Co.	30,750	2,551
*	Trex Co., Inc.	20,182	1,835
			27,247
	Communication Services—10.6%
	Activision Blizzard, Inc.	74,506	3,943

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Communication Services — (continued)
*	Alphabet, Inc. Class “A”	14,389	$17,571
*	Live Nation Entertainment, Inc.	38,631	2,563
*	Take-Two Interactive Software, Inc.	22,196	2,782
			26,859
	Consumer Staples—8.4%
*	BJ’s Wholesale Club Holdings, Inc.	119,464	3,091
	Costco Wholesale Corporation	16,022	4,616
*	Primo Water Corporation	131,446	1,614
	The Coca-Cola Co.	156,470	8,518
	The Estee Lauder Cos., Inc. Class “A”	18,096	3,600
			21,439
	Financials—5.5%
	East West Bancorp, Inc.	46,973	2,081
*	Encore Capital Group, Inc.	69,452	2,315
	Intercontinental Exchange, Inc.	81,752	7,543
	Virtu Financial, Inc.	120,503	1,971
			13,910
	Materials—4.0%
	Ball Corporation	77,228	5,623
	Linde plc†	23,963	4,642
			10,265
	Energy—0.8%
	Cameco Corporation†	217,601	2,067
	Total Common Stocks—100.1% (cost $165,875)		254,388
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $209, collateralized by U.S. Treasury Note, 2.375%, due 5/15/29	$209	209
	Total Repurchase Agreement—0.1% (cost $209)		209
	Total Investments—100.2% (cost $166,084)		254,597
	Liabilities, plus cash and other assets—(0.2)%		(413)
	Net assets—100.0%		$254,184

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—33.9%
	Accenture plc†	46,890	$9,019
*	Adobe, Inc.	20,720	5,724
	Fidelity National Information Services, Inc.	35,960	4,774
*	Guidewire Software, Inc.	45,780	4,825
	Intuit, Inc.	19,590	5,210
	Lam Research Corporation	20,260	4,682
	Mastercard, Inc.	28,730	7,802
	Microsoft Corporation	154,650	21,501
*	PayPal Holdings, Inc.	83,330	8,632
	Texas Instruments, Inc.	64,300	8,310
			80,479
	Health Care—16.0%
	Abbott Laboratories	71,590	5,990
*	ABIOMED, Inc.	15,370	2,734
	Stryker Corporation	28,940	6,260
	UnitedHealth Group, Inc.	43,210	9,391
*	Veeva Systems, Inc. Class “A”	34,870	5,324
	Zoetis, Inc.	66,010	8,224
			37,923
	Communication Services—11.9%
	Activision Blizzard, Inc.	126,820	6,711
*	Alphabet, Inc. Class “A”	9,630	11,760
*	Alphabet, Inc. Class “C”	4,186	5,103
*	Live Nation Entertainment, Inc.	68,700	4,557
			28,131
	Consumer Discretionary—11.4%
*	Amazon.com, Inc.	9,540	16,561
	McDonald’s Corporation	20,560	4,414
	Starbucks Corporation	68,980	6,099
			27,074
	Consumer Staples—9.5%
	Costco Wholesale Corporation	18,500	5,330
*	Monster Beverage Corporation	75,950	4,410
	The Coca-Cola Co.	133,050	7,243
	The Estee Lauder Cos., Inc. Class “A”	28,530	5,676
			22,659
	Industrials—9.3%
*	Copart, Inc.	84,680	6,802
	Equifax, Inc.	39,830	5,603
	Fortive Corporation	43,110	2,956
	Raytheon Co.	34,780	6,823
			22,184
	Financials—4.9%
	Aon plc†	25,120	4,862
	Intercontinental Exchange, Inc.	73,930	6,822
			11,684

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Materials—2.4%
Linde plc†	29,610	$5,736
Total Common Stocks—99.3% (cost $166,064)		235,870
Repurchase Agreement
Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $1,384, collateralized by U.S. Treasury Note, 2.375%, due 5/15/29	$1,384	1,384
Total Repurchase Agreement—0.6% (cost $1,384)		1,384
Total Investments—99.9% (cost $167,448)		237,254
Cash and other assets, less liabilities—0.1%		200
Net assets—100.0%		$237,454

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—28.5%
*	Advanced Micro Devices, Inc.	59,980	$1,739
*	Arista Networks, Inc.	1,965	469
*	Autodesk, Inc.	9,895	1,461
	Booz Allen Hamilton Holding Corporation	19,134	1,359
	Dolby Laboratories, Inc.	20,045	1,296
*	EPAM Systems, Inc.	5,910	1,077
*	Euronet Worldwide, Inc.	6,825	998
	Global Payments, Inc.	11,180	1,778
*	GoDaddy, Inc.	17,700	1,168
*	Guidewire Software, Inc.	6,843	721
	j2 Global, Inc.	10,218	928
	MAXIMUS, Inc.	11,790	911
	Microchip Technology, Inc.	18,885	1,755
*	Pure Storage, Inc.	59,345	1,005
	Sabre Corporation	63,188	1,415
*	WEX, Inc.	8,545	1,727
			19,807
	Industrials—17.9%
	BWX Technologies, Inc.	39,174	2,241
*	Copart, Inc.	28,130	2,260
*	CoStar Group, Inc.	3,734	2,215
	Equifax, Inc.	9,815	1,381
	Fortive Corporation	10,525	722
*	The Middleby Corporation	10,260	1,199
	Verisk Analytics, Inc.	3,505	554
	Waste Connections, Inc.†	11,615	1,069
	Xylem, Inc.	9,775	778
			12,419
	Consumer Discretionary—15.0%
	Advance Auto Parts, Inc.	10,538	1,743
	Aptiv plc†	10,815	945
*	Burlington Stores, Inc.	8,875	1,773
*	CarMax, Inc.	6,395	563
	Ross Stores, Inc.	11,425	1,255
	Service Corporation International	20,350	973
*	Ulta Salon Cosmetics & Fragrance, Inc.	4,240	1,063
	Vail Resorts, Inc.	6,055	1,378
*	Wayfair, Inc.	6,480	727
			10,420
	Health Care—13.4%
*	ABIOMED, Inc.	3,600	640
	Agilent Technologies, Inc.	20,370	1,561
*	Centene Corporation	21,801	943
	Encompass Health Corporation	21,760	1,377
*	IDEXX Laboratories, Inc.	2,885	785
*	Insulet Corporation	4,735	781
*	Mettler-Toledo International, Inc.	895	631
	Teleflex, Inc.	4,840	1,644
*	Veeva Systems, Inc. Class “A”	5,986	914
			9,276

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Financials—6.1%
	Arthur J Gallagher & Co.	17,275	$1,547
	Cboe Global Markets, Inc.	11,470	1,318
	Signature Bank	4,995	595
*	SVB Financial Group	3,650	763
			4,223
	Materials—5.6%
	Ball Corporation	27,195	1,980
	Vulcan Materials Co.	12,755	1,929
			3,909
	Consumer Staples—3.6%
	Conagra Brands, Inc.	31,920	979
	Lamb Weston Holdings, Inc.	20,990	1,527
			2,506
	Communication Services—3.6%
*	Live Nation Entertainment, Inc.	15,930	1,057
*	Take-Two Interactive Software, Inc.	11,490	1,440
			2,497
	Real Estate—2.4%
	SBA Communications Corporation	6,775	1,634
	Energy—0.8%
	Parsley Energy, Inc.	34,295	576
	Total Common Stocks—96.9% (cost $55,018)		67,267
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $2,185, collateralized by U.S. Treasury Note, 2.875%, due 5/15/28	$2,185	2,185
	Total Repurchase Agreement—3.2% (cost $2,185)		2,185
	Total Investments—100.1% (cost $57,203)		69,452
	Liabilities, plus cash and other assets—(0.1)%		(40)
	Net assets—100.0%		$69,412

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—22.8%
*	Aspen Technology, Inc.	437,525	$53,850
*	Avalara, Inc.	482,562	32,472
	Booz Allen Hamilton Holding Corporation	613,897	43,599
*	Euronet Worldwide, Inc.	467,155	68,345
*	GoDaddy, Inc.	655,323	43,238
*	Guidewire Software, Inc.	279,348	29,438
	j2 Global, Inc.	475,371	43,173
*	MaxLinear, Inc.	55,909	1,251
	National Instruments Corporation	600,207	25,203
*	Nice, Ltd.—ADR	329,357	47,361
*	Novanta, Inc.†	246,268	20,125
	Perspecta, Inc.	832,100	21,734
*	Proofpoint, Inc.	230,100	29,694
*	Pure Storage, Inc.	2,846,258	48,216
*	Qualys, Inc.	314,041	23,732
*	Rogers Corporation	192,653	26,338
	Sabre Corporation	2,087,688	46,754
*	WEX, Inc.	196,636	39,734
			644,257
	Industrials—21.1%
	BWX Technologies, Inc.	1,583,728	90,605
*	Copart, Inc.	618,405	49,676
	Healthcare Services Group, Inc.	1,313,227	31,898
	HEICO Corporation	368,734	35,882
*	IAA, Inc.	791,400	33,025
	Ritchie Bros Auctioneers, Inc.†	805,662	32,146
*	SiteOne Landscape Supply, Inc.	323,397	23,938
*	Teledyne Technologies, Inc.	208,578	67,160
	The Brink’s Co.	467,495	38,779
*	The Middleby Corporation	351,495	41,090
	TransUnion	849,479	68,901
*	Trex Co., Inc.	922,852	83,915
			597,015
	Health Care—20.2%
*	ABIOMED, Inc.	159,392	28,354
*	Amedisys, Inc.	242,518	31,772
*	Catalent, Inc.	536,193	25,555
	Encompass Health Corporation	1,002,079	63,412
*	Glaukos Corporation	603,278	37,711
*	Halozyme Therapeutics, Inc.	1,372,741	21,291
*	Horizon Therapeutics plc†	1,924,940	52,416
*	Inspire Medical Systems, Inc.	261,238	15,941
*	Insulet Corporation	426,768	70,387
*	Ligand Pharmaceuticals, Inc.	318,512	31,705
*	Penumbra, Inc.	303,426	40,808
*	Portola Pharmaceuticals, Inc.	1,627,153	43,640
	STERIS plc†	280,298	40,500
	Teleflex, Inc.	157,951	53,664
*	Veracyte, Inc.	595,600	14,294
			571,450

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Discretionary—9.4%
*	Adtalem Global Education, Inc.	1,080,521	$41,157
	Advance Auto Parts, Inc.	84,090	13,908
*	Burlington Stores, Inc.	353,186	70,574
*	Grand Canyon Education, Inc.	669,101	65,706
	Vail Resorts, Inc.	195,728	44,540
*	Wayfair, Inc.	268,686	30,125
			266,010
	Financials—7.6%
	Cboe Global Markets, Inc.	483,003	55,502
	East West Bancorp, Inc.	900,169	39,868
*	Encore Capital Group, Inc.	700,013	23,328
	FirstCash, Inc.	462,627	42,409
	Signature Bank	210,937	25,148
	Virtu Financial, Inc.	1,742,771	28,512
			214,767
	Materials—5.4%
*	Axalta Coating Systems, Ltd.†	807,574	24,348
*	Crown Holdings, Inc.	802,781	53,032
	Martin Marietta Materials, Inc.	278,745	76,404
			153,784
	Communication Services—4.5%
	Cable One, Inc.	30,347	38,076
*	Live Nation Entertainment, Inc.	892,522	59,210
	World Wrestling Entertainment, Inc.	414,500	29,492
			126,778
	Consumer Staples—4.1%
*	BJ’s Wholesale Club Holdings, Inc.	2,128,779	55,072
	Lamb Weston Holdings, Inc.	821,938	59,771
			114,843
	Real Estate—2.5%
	Colliers International Group, Inc.†	228,795	17,171
	FirstService Corporation†	343,960	35,280
	Jones Lang LaSalle, Inc.	137,338	19,098
			71,549
	Energy—0.5%
	Parsley Energy, Inc.	877,252	14,738
	Total Common Stocks—98.1% (cost $2,399,139)		2,775,191
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $44,740, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27	$44,740	44,740
	Total Repurchase Agreement—1.6% (cost $44,740)		44,740

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—99.7% (cost $2,443,879)	$2,819,931
Cash and other assets, less liabilities—0.3%	8,899
Net assets—100.0%	$2,828,830

ADR = American Depository Receipt
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—21.9%
	American Financial Group, Inc.	387	$42
	CNO Financial Group, Inc.	1,800	29
	E*TRADE Financial Corporation	644	28
	East West Bancorp, Inc.	822	36
	First American Financial Corporation	706	42
	FNB Corporation	3,319	38
	Hancock Whitney Corporation	867	33
	Hanover Insurance Group, Inc.	366	50
	Home BancShares, Inc.	2,074	39
	Iberiabank Corporation	588	44
	National Bank Holdings Corporation	1,040	36
	PacWest Bancorp	1,574	57
	Radian Group, Inc.	1,979	45
	Selective Insurance Group, Inc.	676	51
	Sterling Bancorp	2,206	44
*	SVB Financial Group	167	35
	Umpqua Holdings Corporation	2,387	39
	Voya Financial, Inc.	1,031	56
	Western Alliance Bancorp	815	38
	WSFS Financial Corporation	867	38
			820
	Real Estate—15.0%
	Acadia Realty Trust	1,969	56
	American Assets Trust, Inc.	1,166	54
	American Campus Communities, Inc.	1,519	73
	Americold Realty Trust	1,583	59
	Douglas Emmett, Inc.	1,227	53
	EPR Properties	713	55
	Equity LifeStyle Properties, Inc.	423	56
	Healthcare Realty Trust, Inc.	1,842	62
	Pebblebrook Hotel Trust	1,500	42
	Terreno Realty Corporation	1,009	51
			561
	Industrials—12.8%
	AGCO Corporation	489	37
	Brady Corporation	1,554	82
	Curtiss-Wright Corporation	645	83
*	FTI Consulting, Inc.	676	72
	Jacobs Engineering Group, Inc.	910	83
	Kansas City Southern	631	84
	Simpson Manufacturing Co., Inc.	543	38
			479
	Consumer Discretionary—9.4%
	Carter’s, Inc.	823	75
	Cracker Barrel Old Country Store, Inc.	278	45
	Dana, Inc.	2,169	32
	Dick’s Sporting Goods, Inc.	1,083	44
	Foot Locker, Inc.	1,187	51
*	LKQ Corporation	2,033	64

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary — (continued)
	Wolverine World Wide, Inc.	1,433	$41
			352
	Information Technology—8.6%
	Avnet, Inc.	1,245	55
	Belden, Inc.	1,036	55
	Booz Allen Hamilton Holding Corporation	777	55
*	Ciena Corporation	930	37
	j2 Global, Inc.	668	61
	MAXIMUS, Inc.	777	60
			323
	Utilities—6.2%
	Alliant Energy Corporation	1,012	55
	Atmos Energy Corporation	540	62
	Black Hills Corporation	422	32
	IDACORP, Inc.	405	46
	ONE Gas, Inc.	420	40
			235
	Materials—6.1%
	Carpenter Technology Corporation	919	48
	FMC Corporation	459	40
	Minerals Technologies, Inc.	573	30
	PolyOne Corporation	1,245	41
	Sensient Technologies Corporation	514	35
	Steel Dynamics, Inc.	1,206	36
			230
	Health Care—4.9%
	CONMED Corporation	359	34
	Encompass Health Corporation	727	46
*	Hologic, Inc.	1,083	55
	PerkinElmer, Inc.	572	49
			184
	Energy—4.6%
	Murphy Oil Corporation	1,376	30
	Patterson-UTI Energy, Inc.	3,949	34
	Targa Resources Corporation	1,439	58
	TechnipFMC plc†	661	16
*	WPX Energy, Inc.	3,316	35
			173
	Consumer Staples—3.4%
	J&J Snack Foods Corporation	289	55
	Lamb Weston Holdings, Inc.	1,003	73
			128
	Communication Services—2.4%
	Cinemark Holdings, Inc.	1,108	43

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Communication Services — (continued)
The Interpublic Group of Cos., Inc.	2,122	$46
		89
Total Common Stocks—95.3% (cost $3,341)		3,574
Total Investments—95.3% (cost $3,341)		3,574
Cash and other assets, less liabilities—4.7%		176
Net assets—100.0%		$3,750

* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—24.8%
	Albany International Corporation	120,285	$10,845
	Argan, Inc.	217,540	8,547
	Armstrong World Industries, Inc.	93,603	9,051
*	Blue Bird Corporation	579,070	11,023
	BWX Technologies, Inc.	274,949	15,730
*	Casella Waste Systems, Inc.	224,440	9,637
	Douglas Dynamics, Inc.	244,967	10,918
	ESCO Technologies, Inc.	91,766	7,301
	Healthcare Services Group, Inc.	278,707	6,770
	John Bean Technologies Corporation	83,000	8,253
	Luxfer Holdings plc†	487,295	7,592
*	Mercury Systems, Inc.	109,616	8,898
	Ritchie Bros Auctioneers, Inc.†	295,425	11,787
*	SiteOne Landscape Supply, Inc.	84,828	6,279
	The Brink’s Co.	201,520	16,716
*	Trex Co., Inc.	108,950	9,907
*	Willdan Group, Inc.	142,924	5,014
			164,268
	Health Care—21.3%
*	Amedisys, Inc.	70,560	9,244
*	AxoGen, Inc.	389,380	4,860
*	CareDx, Inc.	152,100	3,439
*	Catalent, Inc.	48,373	2,305
*	Codexis, Inc.	363,791	4,989
*	CryoLife, Inc.	299,622	8,135
	Encompass Health Corporation	176,087	11,143
*	Glaukos Corporation	106,583	6,663
*	Halozyme Therapeutics, Inc.	227,780	3,533
*	Hanger, Inc.	477,390	9,729
*	Horizon Therapeutics plc†	466,822	12,712
*	Inspire Medical Systems, Inc.	90,220	5,505
*	LHC Group, Inc.	79,335	9,009
*	Ligand Pharmaceuticals, Inc.	95,669	9,523
*	Penumbra, Inc.	36,503	4,909
*	Portola Pharmaceuticals, Inc.	368,180	9,875
	Simulations Plus, Inc.	210,520	7,305
*	Tabula Rasa HealthCare, Inc.	163,150	8,963
*	Veracyte, Inc.	379,510	9,108
			140,949
	Information Technology—20.9%
*	Agilysys, Inc.	473,381	12,123
*	Avalara, Inc.	94,438	6,355
*	Euronet Worldwide, Inc.	79,710	11,662
	j2 Global, Inc.	148,002	13,442
*	Knowles Corporation	330,560	6,724
	Littelfuse, Inc.	43,513	7,715
*	LivePerson, Inc.	209,867	7,492
*	MaxLinear, Inc.	435,229	9,740
*	MobileIron, Inc.	665,762	4,357
	Perspecta, Inc.	257,650	6,730
*	Pure Storage, Inc.	521,336	8,831
*	Qualys, Inc.	42,050	3,178

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology — (continued)
*	Repay Holdings Corporation	702,720	$9,367
*	Rogers Corporation	37,367	5,108
*	Varonis Systems, Inc.	146,580	8,763
*	Verra Mobility Corporation	518,340	7,438
*	WNS Holdings, Ltd.—ADR	158,312	9,301
			138,326
	Consumer Discretionary—11.3%
*	Adtalem Global Education, Inc.	184,273	7,019
*	Aspen Group, Inc.	713,880	3,705
*	Boot Barn Holdings, Inc.	317,545	11,082
	Dine Brands Global, Inc.	92,240	6,997
*	Etsy, Inc.	66,612	3,764
*	Grand Canyon Education, Inc.	103,833	10,197
*	Laureate Education, Inc.	791,123	13,113
	Lithia Motors, Inc.	77,149	10,213
*	OneSpaWorld Holdings, Ltd.†	556,110	8,636
			74,726
	Financials—6.4%
*	Encore Capital Group, Inc.	306,788	10,224
	FirstCash, Inc.	117,178	10,742
	Glacier Bancorp, Inc.	165,995	6,716
	Home BancShares, Inc.	397,064	7,463
	Virtu Financial, Inc.	437,496	7,157
			42,302
	Consumer Staples—4.7%
*	BJ’s Wholesale Club Holdings, Inc.	287,010	7,425
	Calavo Growers, Inc.	85,921	8,178
*	Darling Ingredients, Inc.	358,200	6,852
	Medifast, Inc.	32,140	3,331
*	Primo Water Corporation	421,413	5,175
			30,961
	Real Estate—3.9%
	Colliers International Group, Inc.†	105,954	7,952
	CoreSite Realty Corporation	66,174	8,063
	FirstService Corporation†	97,437	9,994
			26,009
	Communication Services—3.6%
	Cable One, Inc.	9,510	11,932
*	ORBCOMM, Inc.	996,135	4,741
*	QuinStreet, Inc.	562,320	7,080
			23,753
	Energy—1.4%
*	Callon Petroleum Co.	444,593	1,930
	Cameco Corporation†	618,990	5,880
*	Centennial Resource Development, Inc.	352,090	1,590
			9,400

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Materials—1.0%
Orion Engineered Carbons S.A.†	400,802	$6,697
Total Common Stocks—99.3% (cost $576,614)		657,391
Repurchase Agreement
Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $9,581, collateralized by U.S. Treasury Bonds, 2.750%-2.875%, due 11/15/42-5/15/43, and U.S. Treasury Notes, 2.250%-2.875%, due 11/15/27-5/15/29	$9,581	9,581
Total Repurchase Agreement—1.4% (cost $9,581)		9,581
Total Investments—100.7% (cost $586,195)		666,972
Liabilities, plus cash and other assets—(0.7)%		(4,785)
Net assets—100.0%		$662,187

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—26.1%
	Banc of California, Inc.	236,572	$3,345
	Banner Corporation	93,320	5,242
	Boston Private Financial Holdings, Inc.	396,978	4,627
	CNO Financial Group, Inc.	242,109	3,832
	FNB Corporation	428,873	4,945
	Glacier Bancorp, Inc.	81,089	3,281
	Hancock Whitney Corporation	160,792	6,157
	Home BancShares, Inc.	336,353	6,322
	Horace Mann Educators Corporation	83,780	3,881
	Iberiabank Corporation	79,625	6,015
	National Bank Holdings Corporation	142,249	4,863
	OceanFirst Financial Corporation	179,947	4,247
	PacWest Bancorp	135,944	4,940
	Radian Group, Inc.	281,118	6,421
	Renasant Corporation	138,712	4,856
	Sandy Spring Bancorp, Inc.	123,707	4,170
*	Seacoast Banking Corporation of Florida	193,795	4,905
	Selective Insurance Group, Inc.	87,245	6,560
	Sterling Bancorp	266,730	5,351
	The Hanover Insurance Group, Inc.	42,931	5,819
	Umpqua Holdings Corporation	237,342	3,907
	Western Alliance Bancorp	102,705	4,733
	WSFS Financial Corporation	113,017	4,984
			113,403
	Industrials—13.5%
	Brady Corporation	184,424	9,784
*	Continental Building Products, Inc.	203,753	5,560
	Curtiss-Wright Corporation	75,810	9,808
	ESCO Technologies, Inc.	82,782	6,586
*	FTI Consulting, Inc.	72,335	7,667
	Matson, Inc.	139,021	5,215
	Simpson Manufacturing Co., Inc.	80,096	5,556
	Watts Water Technologies, Inc.	92,478	8,668
			58,844
	Real Estate—12.0%
	Acadia Realty Trust	191,178	5,464
	Agree Realty Corporation	48,852	3,573
	American Assets Trust, Inc.	93,626	4,376
	Americold Realty Trust	174,730	6,477
	Columbia Property Trust, Inc.	152,177	3,219
	Equity Commonwealth	96,781	3,315
	Healthcare Realty Trust, Inc.	218,336	7,314
	Highwoods Properties, Inc.	136,479	6,133
	Pebblebrook Hotel Trust	212,566	5,914
	Terreno Realty Corporation	124,019	6,336
			52,121
	Consumer Discretionary—10.1%
	Abercrombie & Fitch Co.	260,036	4,057
	Carter’s, Inc.	96,411	8,794
*	Cavco Industries, Inc.	28,758	5,524
	Cracker Barrel Old Country Store, Inc.	36,405	5,921

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary — (continued)
	Dana, Inc.	270,037	$3,899
	Dick’s Sporting Goods, Inc.	126,354	5,157
	Foot Locker, Inc.	143,790	6,206
	Wolverine World Wide, Inc.	148,176	4,187
			43,745
	Information Technology—8.7%
	Avnet, Inc.	115,706	5,147
	Belden, Inc.	103,706	5,532
*	Inphi Corporation	49,453	3,019
	j2 Global, Inc.	66,627	6,051
*	LiveRamp Holdings, Inc.	84,689	3,638
	MAXIMUS, Inc.	61,547	4,755
*	Semtech Corporation	80,241	3,901
*	Viavi Solutions, Inc.	403,117	5,646
			37,689
	Utilities—6.4%
	Black Hills Corporation	71,472	5,484
	IDACORP, Inc.	44,468	5,010
	ONE Gas, Inc.	63,700	6,122
	PNM Resources, Inc.	116,095	6,047
	South Jersey Industries, Inc.	160,343	5,277
			27,940
	Energy—5.7%
	Archrock, Inc.	441,292	4,400
*	Callon Petroleum Co.	915,567	3,973
*	Helix Energy Solutions Group, Inc.	510,995	4,119
*	Newpark Resources, Inc.	447,060	3,406
*	PDC Energy, Inc.	153,883	4,270
	Solaris Oilfield Infrastructure, Inc.	226,448	3,039
*	Talos Energy, Inc.	71,413	1,452
			24,659
	Health Care—5.5%
	CONMED Corporation	83,011	7,982
	Encompass Health Corporation	104,709	6,626
*	Integer Holdings Corporation	79,549	6,011
*	Magellan Health, Inc.	51,391	3,191
			23,810
	Materials—4.5%
	Carpenter Technology Corporation	90,934	4,698
	Minerals Technologies, Inc.	60,009	3,186
	PolyOne Corporation	105,399	3,441
	Sensient Technologies Corporation	63,472	4,357
	Silgan Holdings, Inc.	136,108	4,088
			19,770
	Consumer Staples—2.8%
*	Darling Ingredients, Inc.	254,496	4,869

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Staples — (continued)
	J&J Snack Foods Corporation	38,700	$7,430
			12,299
	Communication Services—1.8%
	Cinemark Holdings, Inc.	109,863	4,245
*	IMAX Corporation†	168,715	3,703
			7,948
	Total Common Stocks—97.1% (cost $336,693)		422,228
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $12,080, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27	$12,080	12,080
	Total Repurchase Agreement—2.8% (cost $12,080)		12,080
	Total Investments—99.9% (cost $348,773)		434,308
	Cash and other assets, less liabilities—0.1%		643
	Net assets—100.0%		$434,951

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—50.7%
	Canada—1.8%
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	59,933	$3,182
	United States—48.9%
*	Adobe, Inc. (Software)	11,309	3,124
*	Alphabet, Inc. Class “A” (Interactive Media & Services)	4,272	5,217
*	Amazon.com, Inc. (Internet & direct marketing retail)	2,803	4,866
	BlackRock, Inc. (Capital markets)	6,748	3,007
*	CoStar Group, Inc. (Professional services)	3,149	1,868
	Domino’s Pizza, Inc. (Hotels, restaurants & leisure)	8,025	1,963
*	Facebook, Inc. Class “A” (Interactive Media & Services)	19,826	3,530
	Fidelity National Information Services, Inc. (IT services)	25,572	3,395
*	Guidewire Software, Inc. (Software)	12,164	1,282
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	6,181	1,681
*	Illumina, Inc. (Life sciences tools & services)	3,721	1,132
	Intercontinental Exchange, Inc. (Capital markets)	35,848	3,308
*	Intuitive Surgical, Inc. (Health care equipment & supplies)	3,483	1,880
	JPMorgan Chase & Co. (Banks)	28,419	3,345
	Lockheed Martin Corporation (Aerospace & defense)	7,090	2,765
	Mastercard, Inc. Class “A” (IT services)	16,055	4,360
	NextEra Energy, Inc. (Electric utilities)	12,732	2,966
*	PayPal Holdings, Inc. (IT services)	27,308	2,829
	Prologis, Inc. (Equity REIT)	23,465	2,000
	Roper Technologies, Inc. (Industrial conglomerates)	9,227	3,290
*	salesforce.com, Inc. (Software)	26,369	3,914
	Southwest Airlines Co. (Airlines)	17,684	955
	The Boeing Co. (Aerospace & defense)	6,858	2,609
	The Estee Lauder Cos., Inc. Class “A” (Personal products)	14,904	2,965
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	10,729	3,125
*	Ulta Salon Cosmetics & Fragrance, Inc. (Specialty retail)	7,188	1,802
	Union Pacific Corporation (Road & rail)	21,563	3,493
	UnitedHealth Group, Inc. (Health care providers & services)	17,282	3,756
	Vail Resorts, Inc. (Hotels, restaurants & leisure)	9,628	2,191
*	Veeva Systems, Inc. Class “A” (Health care technology)	6,352	970
	Zoetis, Inc. (Pharmaceuticals)	24,054	2,997
			86,585
	Europe—19.7%
	Denmark—3.9%
	Chr Hansen Holding A/S (Chemicals)	21,822	1,852
	DSV A/S (Road & rail)	24,076	2,291
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	54,377	2,796
			6,939
	France—3.2%
	Capgemini SE (IT services)	21,434	2,526
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	7,788	3,095
			5,621
	Germany—2.7%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	117,829	2,121

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Germany—2.7%—(continued)
	MTU Aero Engines AG (Aerospace & defense)	9,879	$2,625
			4,746
	Ireland—2.1%
	Allegion plc (Building products)†	16,203	1,679
	Aptiv plc (Auto components)†	23,234	2,031
			3,710
	Netherlands—1.2%
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	74,242	2,177
	Sweden—3.5%
	Atlas Copco AB Class “A” (Machinery)	84,873	2,614
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	57,326	2,764
	Indutrade AB (Trading companies & distributors)	29,405	824
			6,202
	Switzerland—3.1%
*	Lonza Group AG (Life sciences tools & services)	8,088	2,734
	Partners Group Holding AG (Capital markets)	3,557	2,729
			5,463
	Emerging Asia—9.8%
	China—5.5%
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	24,091	4,029
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	31,124	1,028
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	103,600	1,353
	Tencent Holdings, Ltd. (Interactive Media & Services)	80,000	3,370
			9,780
	India—1.4%
	HDFC Bank, Ltd.—ADR (Banks)	45,010	2,568
	Taiwan—2.9%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	108,834	5,059
	Asia—7.6%
	Australia—4.5%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	83,164	1,717
	CSL, Ltd. (Biotechnology)	22,195	3,501
	Macquarie Group, Ltd. (Capital markets)	30,628	2,710
			7,928
	Hong Kong—3.1%
	AIA Group, Ltd. (Insurance)	356,200	3,365
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	354,000	2,202
			5,567
	Japan—6.9%
	Daikin Industries, Ltd. (Building products)	23,700	3,108
	Keyence Corporation (Electronic equipment, instruments & components)	4,900	3,032

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Japan—6.9%—(continued)
	MISUMI Group, Inc. (Machinery)	29,500	$694
	Nihon M&A Center, Inc. (Professional services)	63,800	1,794
	Nissan Chemical Corp. (Chemicals)	16,500	686
	SMC Corporation (Machinery)	3,000	1,279
	ZOZO Inc. (Internet & direct marketing retail)	70,400	1,622
			12,215
	United Kingdom—3.2%
	Compass Group plc (Hotels, restaurants & leisure)	127,320	3,276
	Fevertree Drinks plc (Beverages)	28,603	852
	Victrex plc (Chemicals)	54,713	1,452
			5,580
	Emerging Latin America—0.6%
	Argentina—0.6%
*	Globant S.A. (Software)†	12,114	1,110
	Total Common Stocks—98.5% (cost $132,753)		174,432
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $3,119, collateralized by U.S. Treasury Note, 2.375%, due 5/15/27	$3,119	3,119
	Total Repurchase Agreement—1.8% (cost $3,119)		3,119
	Total Investments—100.3% (cost $135,872)		177,551
	Liabilities, plus cash and other assets—(0.3)%		(548)
	Net assets—100.0%		$177,003

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

† = U.S. listed foreign security

* = Non-income producing security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

At September 30, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	20.4%
Industrials	18.3%
Consumer Discretionary	17.9%
Health Care	14.1%
Financials	13.9%
Communication Services	6.9%
Materials	2.3%
Consumer Staples	2.2%
Utilities	1.7%
Energy	1.2%
Real Estate	1.1%
Total	100.0%

At September 30, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	61.5%
Euro	7.2%
Japanese Yen	7.0%
Hong Kong Dollar	5.9%
Australian Dollar	4.5%
Danish Krone	4.0%
Swedish Krona	3.6%
British Pound Sterling	3.2%
Swiss Franc	3.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—42.8%
	Denmark—5.9%
	Coloplast A/S Class “B” (Health care equipment & supplies)	89,797	$10,815
	DSV A/S (Road & rail)	47,429	4,513
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	166,217	8,545
	Orsted A/S (Electric utilities)	111,699	10,381
			34,254
	Finland—0.5%
	Neste Oyj (Oil, gas & consumable fuels)	78,416	2,596
	France—9.2%
	Airbus SE (Aerospace & defense)	101,175	13,145
	Capgemini SE (IT services)	88,569	10,435
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	36,713	14,592
	Safran S.A. (Aerospace & defense)	95,803	15,083
			53,255
	Germany—4.3%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	454,333	8,177
	Rational AG (Machinery)	9,414	6,752
	SAP SE (Software)	84,905	9,983
			24,912
	Ireland—1.6%
	Kingspan Group plc (Building products)	191,889	9,370
	Israel—1.5%
*	Check Point Software Technologies, Ltd. (Software)†	80,013	8,761
	Italy—0.6%
	Ferrari N.V. (Automobiles)	20,675	3,190
	Luxembourg—0.6%
	Tenaris S.A. (Energy equipment & services)	339,135	3,598
	Netherlands—5.0%
*	Adyen N.V. (IT services)	9,249	6,093
	Koninklijke Philips N.V. (Health care equipment & supplies)	284,929	13,199
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	317,286	9,302
			28,594
	Spain—3.4%
	ACS Actividades de Construccion y Servicios S.A. (Construction & engineering)	232,560	9,292
	Amadeus IT Group S.A. (IT services)	143,800	10,301
			19,593
	Sweden—3.1%
	Atlas Copco AB Class “A” (Machinery)	337,248	10,388
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	159,179	7,674
			18,062
	Switzerland—7.1%
*	Lonza Group AG (Life sciences tools & services)	39,622	13,395

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—42.8%—(continued)
	Partners Group Holding AG (Capital markets)	12,633	$9,693
	Sika AG (Chemicals)	50,639	7,408
*	Temenos AG (Software)	63,185	10,572
			41,068
	Emerging Asia—12.4%
	China—8.4%
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	93,498	15,636
	China Merchants Bank Co., Ltd. Class “H” (Banks)	2,405,500	11,448
	NetEase, Inc.—ADR (Entertainment)	33,289	8,861
	Tencent Holdings, Ltd. (Interactive Media & Services)	294,500	12,407
			48,352
	India—1.4%
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	296,851	8,281
	Taiwan—2.6%
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,746,000	15,308
	United Kingdom—12.4%
	Abcam plc (Biotechnology)	143,329	2,018
	Compass Group plc (Hotels, restaurants & leisure)	411,416	10,588
	Diageo plc (Beverages)	244,577	10,023
	Experian plc (Professional services)	411,328	13,144
	London Stock Exchange Group plc (Capital markets)	123,262	11,076
	RELX plc (Professional services)	477,880	11,355
	Segro plc (Equity REIT)	913,498	9,107
	St James’s Place plc (Capital markets)	351,387	4,231
			71,542
	Japan—11.0%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	115,100	3,020
	Daikin Industries, Ltd. (Building products)	73,100	9,587
	Hoya Corporation (Health care equipment & supplies)	108,400	8,841
	Keyence Corporation (Electronic equipment, instruments & components)	23,800	14,726
	Nitori Holdings Co., Ltd. (Specialty retail)	54,200	7,925
	Shiseido Co., Ltd. (Personal products)	140,400	11,205
	SMC Corporation (Machinery)	18,800	8,015
			63,319
	Asia—9.1%
	Australia—5.0%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	294,035	6,073
	CSL, Ltd. (Biotechnology)	69,790	11,008
	Macquarie Group, Ltd. (Capital markets)	132,453	11,718
			28,799
	Hong Kong—4.1%
	AIA Group, Ltd. (Insurance)	1,789,200	16,904
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	1,125,000	6,998
			23,902

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Canada—8.3%
Brookfield Asset Management, Inc. Class “A” (Capital markets)†	257,888	$13,691
Canadian National Railway Co. (Road & rail)	162,564	14,597
Dollarama, Inc. (Multiline retail)	196,171	7,023
The Toronto-Dominion Bank (Banks)	218,578	12,745
		48,056
Total Common Stocks—96.0% (cost $462,483)		554,812
Repurchase Agreement
Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $42,288, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27	$42,288	42,288
Total Repurchase Agreement—7.3% (cost $42,288)		42,288
Total Investments—103.3% (cost $504,771)		597,100
Liabilities, plus cash and other assets—(3.3)%		(19,060)
Net assets—100.0%		$578,040

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

At September 30, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	22.6%
Information Technology	18.4%
Financials	18.0%
Consumer Discretionary	13.0%
Health Care	12.8%
Communication Services	3.8%
Consumer Staples	3.8%
Energy	2.8%
Utilities	1.9%
Real Estate	1.6%
Materials	1.3%
Total	100.0%

At September 30, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	26.1%
British Pound Sterling	12.9%
Japanese Yen	11.4%
Hong Kong Dollar	8.6%
U.S. Dollar	8.5%
Swiss Franc	7.4%
Canadian Dollar	6.2%
Danish Krone	6.2%
Australian Dollar	5.2%
Swedish Krona	3.2%
New Taiwan Dollar	2.8%
Indian Rupee	1.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—43.4%
	Belgium—0.3%
	Melexis N.V. (Semiconductors & semiconductor equipment)	37,905	$2,626
	Warehouses De Pauw CVA (Equity REIT)	23,855	4,378
			7,004
	Denmark—4.6%
	Chr Hansen Holding A/S (Chemicals)	93,905	7,970
	Coloplast A/S Class “B” (Health care equipment & supplies)	118,385	14,258
	DSV A/S (Road & rail)	194,912	18,547
*	Genmab A/S (Biotechnology)	58,638	11,903
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	311,161	15,996
	Orsted A/S (Electric utilities)	186,911	17,371
	Royal Unibrew A/S (Beverages)	54,329	4,480
	Tryg A/S (Insurance)	103,074	2,954
			93,479
	Finland—0.8%
	Neste Oyj (Oil, gas & consumable fuels)	493,307	16,329
	France—10.8%
	Airbus SE (Aerospace & defense)	267,329	34,732
	Alten S.A. (IT services)	32,121	3,669
	Capgemini SE (IT services)	174,294	20,536
	Dassault Systemes SE (Software)	108,017	15,394
	Hermes International (Textiles, apparel & luxury goods)	11,287	7,800
	Ipsen S.A. (Pharmaceuticals)	34,277	3,254
	Kering S.A. (Textiles, apparel & luxury goods)	33,693	17,170
	L’Oreal S.A. (Personal products)	74,205	20,778
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	69,535	27,637
	Orpea (Health care providers & services)	48,870	5,971
	Rubis SCA (Gas utilities)	67,439	3,918
	Safran S.A. (Aerospace & defense)	179,569	28,272
	Teleperformance (Professional services)	48,270	10,464
	Thales S.A. (Aerospace & defense)	133,124	15,308
*	Worldline S.A. (IT services)	51,775	3,267
			218,170
	Germany—4.8%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	52,096	5,940
	GRENKE AG (Diversified financial services)	38,081	3,138
	KION Group AG (Machinery)	56,348	2,963
	MTU Aero Engines AG (Aerospace & defense)	89,291	23,727
	Puma SE (Textiles, apparel & luxury goods)	94,532	7,316
*	QIAGEN N.V. (Life sciences tools & services)†	288,274	9,504
	SAP SE (Software)	169,519	19,933
*	TeamViewer AG (Software)	111,286	2,995
	Vonovia SE (Real estate management & development)	442,581	22,455
			97,971
	Ireland—1.7%
*	ICON plc (Life sciences tools & services)†	78,376	11,548
	Kerry Group plc Class “A” (Food products)	104,463	12,217

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—43.4%—(continued)
	Kingspan Group plc (Building products)	210,811	$10,294
			34,059
	Israel—1.1%
*	Check Point Software Technologies, Ltd. (Software)†	128,811	14,105
*	CyberArk Software, Ltd. (Software)†	23,898	2,385
*	Wix.com, Ltd. (IT services)†	45,477	5,309
			21,799
	Italy—2.0%
	Amplifon SpA (Health care providers & services)	175,956	4,315
	Banca Generali SpA (Capital markets)	157,173	4,848
	Enel SpA (Electric utilities)	1,476,169	11,023
	Ferrari N.V. (Automobiles)	67,320	10,386
	Interpump Group SpA (Machinery)	108,395	3,426
	Moncler SpA (Textiles, apparel & luxury goods)	94,287	3,361
	Technogym SpA (Leisure products)	259,544	2,886
			40,245
	Luxembourg—0.2%
	Tenaris S.A. (Energy equipment & services)	418,212	4,437
	Netherlands—5.5%
*	Adyen N.V. (IT services)	14,789	9,743
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	140,817	34,879
	Euronext N.V. (Capital markets)	55,004	4,499
	Koninklijke Philips N.V. (Health care equipment & supplies)	474,661	21,988
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	809,572	23,736
	Wolters Kluwer N.V. (Professional services)	229,563	16,759
			111,604
	Spain—1.8%
	ACS Actividades de Construccion y Servicios S.A. (Construction & engineering)	298,694	11,935
	Amadeus IT Group S.A. (IT services)	336,463	24,101
			36,036
	Sweden—3.1%
	Atlas Copco AB Class “A” (Machinery)	793,669	24,445
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	219,507	4,317
	Fabege AB (Real estate management & development)	282,411	4,653
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	264,336	12,744
	Indutrade AB (Trading companies & distributors)	130,367	3,655
	Lifco AB Class “B” (Industrial conglomerates)	77,289	3,645
	Nibe Industrier AB Class “B” (Building products)	239,817	3,042
	Nolato AB Class “B” (Industrial conglomerates)	68,354	3,649
	Vitrolife AB (Biotechnology)	126,687	2,072
			62,222
	Switzerland—6.7%
*	Alcon, Inc. (Health care equipment & supplies)	158,658	9,252
	Belimo Holding AG (Building products)	453	2,492
	Logitech International S.A. (Technology hardware, storage & peripherals)	165,885	6,728
*	Lonza Group AG (Life sciences tools & services)	93,394	31,573
	Novartis AG (Pharmaceuticals)	299,213	25,944

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—43.4%—(continued)
	Partners Group Holding AG (Capital markets)	21,745	$16,685
	Sika AG (Chemicals)	141,638	20,720
	Tecan Group AG (Life sciences tools & services)	12,427	2,968
*	Temenos AG (Software)	85,084	14,237
*	VAT Group AG (Machinery)	32,802	4,136
			134,735
	Emerging Asia—16.4%
	China—9.7%
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	227,989	38,127
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	2,804,700	4,958
*	China Mengniu Dairy Co., Ltd. (Food products)	1,797,000	6,729
	China Merchants Bank Co., Ltd. Class “H” (Banks)	4,596,500	21,875
	Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	1,609,000	4,640
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	120,153	3,968
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	65,953	10,625
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	3,657,000	10,498
	NetEase, Inc.—ADR (Entertainment)	55,982	14,901
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,516,000	28,907
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	568,000	7,421
	Tencent Holdings, Ltd. (Interactive Media & Services)	937,700	39,505
*	Tencent Music Entertainment Group—ADR (Entertainment)	204,602	2,613
	Vitasoy International Holdings, Ltd. (Food products)	578,000	2,341
			197,108
	India—1.8%
	HDFC Bank, Ltd. (Banks)	596,906	10,339
	Hexaware Technologies, Ltd. (IT services)	517,962	2,789
	Hindustan Unilever, Ltd. (Household products)	264,008	7,395
	Maruti Suzuki India, Ltd. (Automobiles)	63,704	6,023
	Pidilite Industries, Ltd. (Chemicals)	197,382	4,016
	Titan Co., Ltd. (Textiles, apparel & luxury goods)	281,113	5,057
			35,619
	Indonesia—1.1%
	PT Bank Central Asia Tbk (Banks)	10,880,400	23,263
	South Korea—0.6%
	Kakao Corporation (Interactive Media & Services)	36,979	4,189
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	37,345	6,962
			11,151
	Taiwan—2.8%
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	253,000	3,393
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	323,000	3,269
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,017,000	12,096
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	809,342	37,618
			56,376
	Thailand—0.4%
	Airports of Thailand PCL (Transportation infrastructure)	1,766,100	4,316

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—16.4%—(continued)
Tisco Financial Group PCL (Banks)	1,374,600	$4,607
		8,923
United Kingdom—13.8%
3i Group plc (Capital markets)	665,582	9,546
Abcam plc (Biotechnology)	169,511	2,386
Avast plc (Software)	1,138,958	5,434
AVEVA Group plc (Software)	130,292	5,927
Beazley plc (Insurance)	672,558	5,144
Big Yellow Group plc (Equity REIT)	327,828	4,188
Burford Capital, Ltd. (Capital markets)	122,904	1,245
Close Brothers Group plc (Capital markets)	131,931	2,286
Compass Group plc (Hotels, restaurants & leisure)	1,108,927	28,538
Croda International plc (Chemicals)	135,609	8,103
Diageo plc (Beverages)	610,380	25,014
Experian plc (Professional services)	784,872	25,081
Fevertree Drinks plc (Beverages)	120,863	3,601
Greggs plc (Hotels, restaurants & leisure)	301,438	7,746
Halma plc (Electronic equipment, instruments & components)	449,036	10,882
Hiscox, Ltd. (Insurance)	407,139	8,310
Intermediate Capital Group plc (Capital markets)	378,511	6,772
Intertek Group plc (Professional services)	89,112	6,002
London Stock Exchange Group plc (Capital markets)	221,352	19,890
Melrose Industries plc (Electrical equipment)	3,423,852	8,487
RELX plc (Professional services)	697,299	16,569
Renishaw plc (Electronic equipment, instruments & components)	57,342	2,583
Rentokil Initial plc (Commercial services & supplies)	2,147,769	12,354
Rotork plc (Machinery)	1,208,272	4,628
Segro plc (Equity REIT)	1,303,926	12,999
Softcat plc (IT services)	260,585	3,210
Spirax-Sarco Engineering plc (Machinery)	79,239	7,643
SSP Group plc (Hotels, restaurants & leisure)	480,324	3,662
St James’s Place plc (Capital markets)	686,285	8,264
The Weir Group plc (Machinery)	243,352	4,265
Victrex plc (Chemicals)	180,846	4,798
WH Smith plc (Specialty retail)	176,073	4,302
		279,859
Japan—11.7%
Asahi Intecc Co., Ltd. (Health care equipment & supplies)	355,900	9,338
Benefit One, Inc. (Professional services)	240,900	4,550
Daikin Industries, Ltd. (Building products)	154,400	20,249
Digital Arts, Inc. (Software)	40,000	2,641
GMO Payment Gateway, Inc. (IT services)	61,600	4,119
Harmonic Drive Systems, Inc. (Machinery)	102,100	4,438
Hoya Corporation (Health care equipment & supplies)	286,200	23,343
Keyence Corporation (Electronic equipment, instruments & components)	52,300	32,360
MISUMI Group, Inc. (Machinery)	261,900	6,160
MonotaRO Co., Ltd. (Trading companies & distributors)	165,100	4,315
Nihon M&A Center, Inc. (Professional services)	195,800	5,505
Nitori Holdings Co., Ltd. (Specialty retail)	41,200	6,024
Nomura Research Institute, Ltd. (IT services)	462,400	9,199
Sankyu, Inc. (Road & rail)	72,620	3,768
Shimadzu Corporation (Electronic equipment, instruments & components)	206,100	5,200

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—11.7%—(continued)
	Shiseido Co., Ltd. (Personal products)	279,500	$22,306
	SMC Corporation (Machinery)	47,100	20,081
	TechnoPro Holdings, Inc. (Professional services)	89,700	5,309
	Terumo Corporation (Health care equipment & supplies)	640,800	20,624
	TIS, Inc. (IT services)	144,700	8,337
	Yakult Honsha Co., Ltd. (Food products)	156,200	8,726
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	89,900	3,496
	ZOZO Inc. (Internet & direct marketing retail)	268,400	6,186
			236,274
	Canada—5.6%
	Alimentation Couche-Tard, Inc. Class “B” (Food & staples retailing)	510,758	15,652
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	525,092	27,877
	Canadian National Railway Co. (Road & rail)	264,804	23,777
	Canadian Pacific Railway, Ltd. (Road & rail)†	73,453	16,341
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	46,755	9,002
	The Toronto-Dominion Bank (Banks)	336,920	19,645
			112,294
	Asia—5.0%
	Australia—2.7%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	401,705	8,297
	CSL, Ltd. (Biotechnology)	131,572	20,753
	Goodman Group (Equity REIT)	819,624	7,844
	Macquarie Group, Ltd. (Capital markets)	190,460	16,850
			53,744
	Hong Kong—2.2%
	AIA Group, Ltd. (Insurance)	3,754,600	35,473
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	1,582,000	9,840
			45,313
	New Zealand—0.1%
	Auckland International Airport, Ltd. (Transportation infrastructure)	489,626	2,806
	Emerging Latin America—2.7%
	Argentina—0.2%
*	Globant S.A. (Software)†	39,012	3,573
	Brazil—1.7%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	863,500	9,067
	IRB Brasil Resseguros S.A. (Insurance)	665,100	6,028
	Localiza Rent a Car S.A. (Road & rail)	421,600	4,613
	Lojas Renner S.A. (Multiline retail)	346,600	4,210
	Magazine Luiza S.A. (Multiline retail)	597,000	5,322
	Notre Dame Intermedica Participacoes S.A. (Health care providers & services)	456,300	5,958
			35,198
	Mexico—0.2%
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	23,789	3,628

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—2.7%—(continued)
	Peru—0.6%
	Credicorp, Ltd. (Banks)†	58,862	$12,269
	Emerging Europe, Mid-East, Africa—1.2%
	Russia—0.4%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	229,367	8,030
	South Africa—0.6%
	Bid Corporation, Ltd. (Food & staples retailing)	152,003	3,232
	Mr. Price Group, Ltd. (Specialty retail)	204,113	2,133
	RMB Holdings, Ltd. (Diversified financial services)	951,438	4,718
	Bidvest Group, Ltd. (Industrial conglomerates)	152,003	1,915
			11,998
	United Arab Emirates—0.2%
	First Abu Dhabi Bank PJSC (Banks)	1,202,137	4,923
	Total Common Stocks—99.8% (cost $1,668,807)		2,020,439
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $4,181, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27	$4,181	4,181
	Total Repurchase Agreement—0.2% (cost $4,181)		4,181
	Total Investments—100.0% (cost $1,672,988)		2,024,620
	Liabilities, plus cash and other assets—0.0%		(769)
	Net assets—100.0%		$2,023,851

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

At September 30, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	22.1%
Information Technology	17.3%
Financials	16.0%
Health Care	12.8%
Consumer Discretionary	12.4%
Consumer Staples	7.1%
Communication Services	3.4%
Real Estate	2.8%
Materials	2.3%
Energy	2.2%
Utilities	1.6%
Total	100.0%

At September 30, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	27.0%
British Pound Sterling	13.8%
Japanese Yen	11.7%
U.S. Dollar	10.9%
Hong Kong Dollar	8.3%
Swiss Franc	6.7%
Danish Krone	4.6%
Swedish Krona	3.1%
Canadian Dollar	2.9%
Australian Dollar	2.7%
Indian Rupee	1.8%
Brazilian Real	1.7%
Indonesian Rupiah	1.1%
All Other Currencies	3.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—43.0%
	Belgium—0.3%
	Melexis N.V. (Semiconductors & semiconductor equipment)	32,297	$2,237
	Warehouses De Pauw CVA (Equity REIT)	20,325	3,731
			5,968
	Denmark—4.6%
	Chr Hansen Holding A/S (Chemicals)	80,011	6,791
	Coloplast A/S Class “B” (Health care equipment & supplies)	100,869	12,148
	DSV A/S (Road & rail)	166,074	15,803
*	Genmab A/S (Biotechnology)	49,962	10,142
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	265,123	13,630
	Orsted A/S (Electric utilities)	159,257	14,800
	Royal Unibrew A/S (Beverages)	46,291	3,817
	Tryg A/S (Insurance)	87,824	2,517
			79,648
	Finland—0.8%
	Neste Oyj (Oil, gas & consumable fuels)	420,320	13,913
	France—10.7%
	Airbus SE (Aerospace & defense)	227,777	29,593
	Alten S.A. (IT services)	27,369	3,126
	Capgemini SE (IT services)	148,506	17,497
	Dassault Systemes SE (Software)	92,035	13,116
	Hermes International (Textiles, apparel & luxury goods)	9,617	6,646
	Ipsen S.A. (Pharmaceuticals)	29,205	2,772
	Kering S.A. (Textiles, apparel & luxury goods)	28,708	14,630
	L’Oreal S.A. (Personal products)	63,226	17,704
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	59,247	23,548
	Orpea (Health care providers & services)	41,639	5,088
	Rubis SCA (Gas utilities)	57,461	3,338
	Safran S.A. (Aerospace & defense)	153,001	24,089
	Teleperformance (Professional services)	41,128	8,916
	Thales S.A. (Aerospace & defense)	113,428	13,043
*	Worldline S.A. (IT services)	44,115	2,784
			185,890
	Germany—4.8%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	44,388	5,061
	GRENKE AG (Diversified financial services)	32,447	2,674
	KION Group AG (Machinery)	48,011	2,525
	MTU Aero Engines AG (Aerospace & defense)	76,080	20,217
	Puma SE (Textiles, apparel & luxury goods)	80,546	6,233
*	QIAGEN N.V. (Life sciences tools & services)†	245,623	8,098
	SAP SE (Software)	144,438	16,983
	TeamViewer AG (Software)	96,651	2,601
	Vonovia SE (Real estate management & development)	377,099	19,133
			83,525
	Ireland—1.7%
*	ICON plc (Life sciences tools & services)†	66,780	9,839
	Kerry Group plc Class “A” (Food products)	89,008	10,410

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—43.0%—(continued)
	Kingspan Group plc (Building products)	179,621	$8,771
			29,020
	Israel—1.1%
*	Check Point Software Technologies, Ltd. (Software)†	109,753	12,018
*	CyberArk Software, Ltd. (Software)†	20,362	2,033
*	Wix.com, Ltd. (IT services)†	38,748	4,523
			18,574
	Italy—2.0%
	Amplifon SpA (Health care providers & services)	149,923	3,677
	Banca Generali SpA (Capital markets)	133,919	4,131
	Enel SpA (Electric utilities)	1,257,763	9,392
	Ferrari N.V. (Automobiles)	57,360	8,850
	Interpump Group SpA (Machinery)	92,357	2,919
	Moncler SpA (Textiles, apparel & luxury goods)	80,337	2,863
	Technogym SpA (Leisure products)	221,143	2,458
			34,290
	Luxembourg—0.2%
	Tenaris S.A. (Energy equipment & services)	356,335	3,781
	Netherlands—5.4%
*	Adyen N.V. (IT services)	12,601	8,301
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	119,982	29,719
	Euronext N.V. (Capital markets)	46,866	3,834
	Koninklijke Philips N.V. (Health care equipment & supplies)	404,432	18,734
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	689,792	20,224
	Wolters Kluwer N.V. (Professional services)	195,598	14,280
			95,092
	Spain—1.8%
	ACS Actividades de Construccion y Servicios S.A. (Construction & engineering)	254,501	10,169
	Amadeus IT Group S.A. (IT services)	286,682	20,536
			30,705
	Sweden—3.0%
	Atlas Copco AB Class “A” (Machinery)	676,242	20,829
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	187,030	3,678
	Fabege AB (Real estate management & development)	240,627	3,965
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	225,227	10,859
	Indutrade AB (Trading companies & distributors)	111,079	3,114
	Lifco AB Class “B” (Industrial conglomerates)	65,854	3,105
	Nibe Industrier AB Class “B” (Building products)	204,335	2,592
	Nolato AB Class “B” (Industrial conglomerates)	58,240	3,109
	Vitrolife AB (Biotechnology)	107,943	1,765
			53,016
	Switzerland—6.6%
*	Alcon, Inc. (Health care equipment & supplies)	135,184	7,883
	Belimo Holding AG (Building products)	386	2,123
	Logitech International S.A. (Technology hardware, storage & peripherals)	141,341	5,733
*	Lonza Group AG (Life sciences tools & services)	79,576	26,901
	Novartis AG (Pharmaceuticals)	254,943	22,106

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—43.0%—(continued)
	Partners Group Holding AG (Capital markets)	18,527	$14,216
	Sika AG (Chemicals)	120,682	17,654
	Tecan Group AG (Life sciences tools & services)	10,589	2,529
*	Temenos AG (Software)	72,496	12,131
*	VAT Group AG (Machinery)	27,949	3,524
			114,800
	Emerging Asia—16.3%
	China—9.7%
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	194,257	32,486
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	2,389,800	4,225
*	China Mengniu Dairy Co., Ltd. (Food products)	1,531,000	5,733
	China Merchants Bank Co., Ltd. Class “H” (Banks)	3,916,500	18,639
	Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	1,371,000	3,953
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	102,376	3,381
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	56,117	9,041
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	3,116,000	8,945
	NetEase, Inc.—ADR (Entertainment)	47,699	12,697
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,143,500	24,627
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	483,900	6,322
	Tencent Holdings, Ltd. (Interactive Media & Services)	798,900	33,657
*	Tencent Music Entertainment Group—ADR (Entertainment)	174,330	2,226
	Vitasoy International Holdings, Ltd. (Food products)	492,000	1,993
			167,925
	India—1.7%
	HDFC Bank, Ltd. (Banks)	508,591	8,809
	Hexaware Technologies, Ltd. (IT services)	441,327	2,376
	Hindustan Unilever, Ltd. (Household products)	224,947	6,301
	Maruti Suzuki India, Ltd. (Automobiles)	54,279	5,132
	Pidilite Industries, Ltd. (Chemicals)	168,179	3,422
	Titan Co., Ltd. (Textiles, apparel & luxury goods)	239,521	4,309
			30,349
	Indonesia—1.1%
	PT Bank Central Asia Tbk (Banks)	9,270,606	19,821
	South Korea—0.6%
	Kakao Corporation (Interactive Media & Services)	31,508	3,569
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	31,820	5,932
			9,501
	Taiwan—2.8%
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	216,000	2,896
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	275,000	2,783
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	867,000	10,312
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	689,596	32,053
			48,044
	Thailand—0.4%
	Airports of Thailand PCL (Transportation infrastructure)	1,504,800	3,678

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—16.3%—(continued)
Tisco Financial Group PCL (Banks)	1,171,200	$3,925
		7,603
United Kingdom—13.7%
3i Group plc (Capital markets)	567,106	8,134
Abcam plc (Biotechnology)	144,431	2,033
Avast plc (Software)	970,444	4,630
AVEVA Group plc (Software)	111,014	5,050
Beazley plc (Insurance)	573,050	4,383
Big Yellow Group plc (Equity REIT)	279,325	3,568
Burford Capital, Ltd. (Capital markets)	104,720	1,061
Close Brothers Group plc (Capital markets)	112,411	1,948
Compass Group plc (Hotels, restaurants & leisure)	944,856	24,315
Croda International plc (Chemicals)	115,545	6,905
Diageo plc (Beverages)	520,072	21,313
Experian plc (Professional services)	668,746	21,371
Fevertree Drinks plc (Beverages)	102,981	3,068
Greggs plc (Hotels, restaurants & leisure)	256,839	6,600
Halma plc (Electronic equipment, instruments & components)	382,599	9,272
Hiscox, Ltd. (Insurance)	346,900	7,080
Intermediate Capital Group plc (Capital markets)	322,509	5,770
Intertek Group plc (Professional services)	75,928	5,114
London Stock Exchange Group plc (Capital markets)	188,602	16,947
Melrose Industries plc (Electrical equipment)	2,917,277	7,231
RELX plc (Professional services)	594,131	14,117
Renishaw plc (Electronic equipment, instruments & components)	48,858	2,201
Rentokil Initial plc (Commercial services & supplies)	1,829,997	10,526
Rotork plc (Machinery)	1,029,502	3,943
Segro plc (Equity REIT)	1,111,004	11,076
Softcat plc (IT services)	222,031	2,735
Spirax-Sarco Engineering plc (Machinery)	67,515	6,512
SSP Group plc (Hotels, restaurants & leisure)	409,258	3,120
St James’s Place plc (Capital markets)	584,746	7,042
The Weir Group plc (Machinery)	207,347	3,634
Victrex plc (Chemicals)	154,089	4,089
WH Smith plc (Specialty retail)	150,022	3,665
		238,453
Japan—11.5%
Asahi Intecc Co., Ltd. (Health care equipment & supplies)	303,300	7,958
Benefit One, Inc. (Professional services)	205,300	3,877
Daikin Industries, Ltd. (Building products)	131,600	17,259
Digital Arts, Inc. (Software)	34,100	2,252
GMO Payment Gateway, Inc. (IT services)	52,500	3,511
Harmonic Drive Systems, Inc. (Machinery)	87,000	3,782
Hoya Corporation (Health care equipment & supplies)	243,900	19,893
Keyence Corporation (Electronic equipment, instruments & components)	44,500	27,533
MISUMI Group, Inc. (Machinery)	223,100	5,247
MonotaRO Co., Ltd. (Trading companies & distributors)	140,700	3,677
Nihon M&A Center, Inc. (Professional services)	166,800	4,690
Nitori Holdings Co., Ltd. (Specialty retail)	35,100	5,132
Nomura Research Institute, Ltd. (IT services)	394,000	7,838
Sankyu, Inc. (Road & rail)	61,860	3,210
Shimadzu Corporation (Electronic equipment, instruments & components)	175,600	4,430

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—11.5%—(continued)
	Shiseido Co., Ltd. (Personal products)	238,100	$19,002
	SMC Corporation (Machinery)	40,100	17,097
	TechnoPro Holdings, Inc. (Professional services)	76,400	4,522
	Terumo Corporation (Health care equipment & supplies)	546,000	17,573
	TIS, Inc. (IT services)	123,300	7,104
	Yakult Honsha Co., Ltd. (Food products)	133,100	7,435
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	76,600	2,979
	ZOZO Inc. (Internet & direct marketing retail)	228,700	5,271
			201,272
	Canada—5.5%
	Alimentation Couche-Tard, Inc. Class “B” (Food & staples retailing)	435,190	13,336
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	447,402	23,752
	Canadian National Railway Co. (Road & rail)	225,625	20,259
	Canadian Pacific Railway, Ltd. (Road & rail)†	62,585	13,923
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	39,838	7,670
	The Toronto-Dominion Bank (Banks)	287,071	16,739
			95,679
	Asia—5.0%
	Australia—2.6%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	342,271	7,069
	CSL, Ltd. (Biotechnology)	112,106	17,682
	Goodman Group (Equity REIT)	698,357	6,684
	Macquarie Group, Ltd. (Capital markets)	162,281	14,358
			45,793
	Hong Kong—2.2%
	AIA Group, Ltd. (Insurance)	3,199,263	30,226
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	1,348,000	8,385
			38,611
	New Zealand—0.2%
	Auckland International Airport, Ltd. (Transportation infrastructure)	417,183	2,390
	Emerging Latin America—2.7%
	Argentina—0.2%
*	Globant S.A. (Software)†	33,240	3,044
	Brazil—1.7%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	735,700	7,725
	IRB Brasil Resseguros S.A. (Insurance)	566,700	5,137
	Localiza Rent a Car S.A. (Road & rail)	359,200	3,930
	Lojas Renner S.A. (Multiline retail)	295,360	3,588
	Magazine Luiza S.A. (Multiline retail)	508,700	4,535
	Notre Dame Intermedica Participacoes S.A. (Health care providers & services)	388,800	5,076
			29,991
	Mexico—0.2%
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	20,270	3,091

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—2.7%—(continued)
	Peru—0.6%
	Credicorp, Ltd. (Banks)†	50,153	$10,454
	Emerging Europe, Mid-East, Africa—1.2%
	Russia—0.4%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	195,431	6,842
	South Africa—0.6%
	Bid Corporation, Ltd. (Food & staples retailing)	129,513	2,754
	Bidvest Group, Ltd. (Industrial conglomerates)	129,513	1,632
	Mr. Price Group, Ltd. (Specialty retail)	173,913	1,817
	RMB Holdings, Ltd. (Diversified financial services)	810,668	4,020
			10,223
	United Arab Emirates—0.2%
	First Abu Dhabi Bank PJSC (Banks)	1,024,276	4,194
	Total Common Stocks—98.9% (cost $1,432,725)		1,721,502
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $13,318, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27	$13,318	13,318
	Total Repurchase Agreement—0.7% (cost $13,318)		13,318
	Total Investments—99.6% (cost $1,446,043)		1,734,820
	Cash and other assets, less liabilities—0.4%		6,129
	Net assets—100.0%		$1,740,949

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

At September 30, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	22.1%
Information Technology	17.3%
Financials	16.0%
Health Care	12.8%
Consumer Discretionary	12.4%
Consumer Staples	7.1%
Communication Services	3.4%
Real Estate	2.8%
Materials	2.3%
Energy	2.2%
Utilities	1.6%
Total	100.0%

At September 30, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	27.0%
British Pound Sterling	13.8%
Japanese Yen	11.7%
U.S. Dollar	10.9%
Hong Kong Dollar	8.3%
Swiss Franc	6.7%
Danish Krone	4.6%
Swedish Krona	3.1%
Canadian Dollar	2.9%
Australian Dollar	2.7%
Indian Rupee	1.8%
Brazilian Real	1.7%
Indonesian Rupiah	1.1%
All Other Currencies	3.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—36.4%
	Belgium—2.1%
	Melexis N.V. (Semiconductors & semiconductor equipment)	31,582	$2,188
	Warehouses De Pauw CVA (Equity REIT)	20,077	3,685
			5,873
	Denmark—3.1%
*	Netcompany Group A/S (Software)	81,956	3,269
	Royal Unibrew A/S (Beverages)	43,014	3,547
	Tryg A/S (Insurance)	62,099	1,779
			8,595
	Foroe Islands—1.2%
	Bakkafrost P/F (Food products)	55,111	3,253
	France—5.7%
	Alten S.A. (IT services)	34,240	3,911
	Ipsen S.A. (Pharmaceuticals)	22,152	2,103
	Nexity S.A. (Real estate management & development)	59,461	2,831
	Rubis SCA (Gas utilities)	62,149	3,610
*	Worldline S.A. (IT services)	54,281	3,426
			15,881
	Germany—3.6%
	AURELIUS Equity Opportunities SE & Co KGaA (Capital markets)	29,114	1,201
	Carl Zeiss Meditec AG (Health care equipment & supplies)	30,019	3,422
	CTS Eventim AG & Co. KGaA (Entertainment)	29,738	1,676
	GRENKE AG (Diversified financial services)	12,944	1,067
	Norma Group SE (Machinery)	40,485	1,404
	TeamViewer AG (Software)	45,294	1,219
			9,989
	Israel—2.5%
*	CyberArk Software, Ltd. (Software)†	13,056	1,303
	Elbit Systems, Ltd. (Aerospace & defense)	14,220	2,356
	Mizrahi Tefahot Bank, Ltd. (Banks)	79,913	1,986
*	Wix.com, Ltd. (IT services)†	11,842	1,383
			7,028
	Italy—1.8%
	Amplifon SpA (Health care providers & services)	117,642	2,885
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	45,932	1,431
	Technogym SpA (Leisure products)	69,991	778
			5,094
	Jersey—0.7%
	Sanne Group plc (Capital markets)	271,639	1,813
	Netherlands—2.9%
*	Basic-Fit N.V. (Hotels, restaurants & leisure)	57,855	1,813
	Euronext N.V. (Capital markets)	77,039	6,302
			8,115

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—36.4%—(continued)
	Spain—0.5%
	EDP Renovaveis S.A. (Independent power & renewable electricity producers)	129,025	$1,391
	Sweden—8.6%
	AddTech AB Class “B” (Trading companies & distributors)	48,042	1,249
	Beijer Ref AB (Trading companies & distributors)	98,470	2,239
	Biotage AB (Life sciences tools & services)	62,953	654
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	221,415	4,354
	Indutrade AB (Trading companies & distributors)	175,294	4,915
	Lifco AB Class “B” (Industrial conglomerates)	43,457	2,049
	MIPS AB (Leisure products)	60,123	1,020
	Nibe Industrier AB Class “B” (Building products)	149,461	1,896
	Nolato AB Class “B” (Industrial conglomerates)	37,089	1,980
	Thule Group AB (Leisure products)	96,399	1,825
	Vitrolife AB (Biotechnology)	95,613	1,564
			23,745
	Switzerland—3.7%
*	Galenica AG (Pharmaceuticals)	47,051	2,701
	Kardex AG (Machinery)	15,125	2,088
	Tecan Group AG (Life sciences tools & services)	13,913	3,324
*	VAT Group AG (Machinery)	16,417	2,070
			10,183
	Japan—18.8%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	141,600	3,715
	Benefit One, Inc. (Professional services)	130,100	2,457
	Digital Arts, Inc. (Software)	23,000	1,519
	GMO Payment Gateway, Inc. (IT services)	30,100	2,013
	Harmonic Drive Systems, Inc. (Machinery)	64,700	2,812
	Kose Corporation (Personal products)	9,400	1,586
	Matsumotokiyoshi Holdings Co., Ltd. (Food & staples retailing)	108,900	3,983
	Meitec Corporation (Professional services)	32,700	1,600
	MonotaRO Co., Ltd. (Trading companies & distributors)	61,500	1,607
	Nihon M&A Center, Inc. (Professional services)	152,800	4,296
	Nihon Unisys, Ltd. (IT services)	149,500	4,812
	NS Solutions Corporation (IT services)	81,000	2,641
	PALTAC Corporation (Distributors)	50,800	2,481
	Park24 Co., Ltd. (Commercial services & supplies)	75,800	1,758
	Sankyu, Inc. (Road & rail)	29,620	1,537
	SMS Co., Ltd. (Professional services)	30,200	734
	Sushiro Global Holdings, Ltd. (Hotels, restaurants & leisure)	22,400	1,506
	TechnoPro Holdings, Inc. (Professional services)	43,300	2,563
	TIS, Inc. (IT services)	85,800	4,944
	Tokyo Century Corporation (Diversified financial services)	68,300	3,155
	United Arrows, Ltd. (Specialty retail)	13,200	386
			52,105
	United Kingdom—17.9%
	Abcam plc (Biotechnology)	170,858	2,405
	Avast plc (Software)	801,664	3,824
	AVEVA Group plc (Software)	77,370	3,520
	Beazley plc (Insurance)	688,250	5,264

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—17.9%—(continued)
	Big Yellow Group plc (Equity REIT)	154,312	$1,971
	Burford Capital, Ltd. (Capital markets)	92,382	936
	Diploma plc (Trading companies & distributors)	203,916	4,170
	Electrocomponents plc (Electronic equipment, instruments & components)	395,698	3,132
	Fevertree Drinks plc (Beverages)	96,051	2,862
	Hill & Smith Holdings plc (Metals & mining)	104,811	1,611
	Intermediate Capital Group plc (Capital markets)	146,047	2,613
	Renishaw plc (Electronic equipment, instruments & components)	24,404	1,099
	Rotork plc (Machinery)	558,115	2,138
	Safestore Holdings plc (Equity REIT)	83,760	688
	Scapa Group plc (Chemicals)	263,177	696
	Softcat plc (IT services)	178,975	2,205
	SSP Group plc (Hotels, restaurants & leisure)	426,731	3,253
	The UNITE Group plc (Equity REIT)	307,611	4,130
	Victrex plc (Chemicals)	63,792	1,693
	Workspace Group plc (Equity REIT)	111,956	1,325
			49,535
	Emerging Asia—10.2%
	Cambodia—1.0%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	1,708,000	2,672
	China—4.3%
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	85,503	2,823
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	2,168,000	6,224
	Silergy Corporation (Semiconductors & semiconductor equipment)	80,000	1,983
	Travelsky Technology, Ltd. Class “H” (IT services)	499,000	1,036
			12,066
	India—1.0%
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	517,962	1,868
	RBL Bank, Ltd. (Banks)	181,471	843
			2,711
	Taiwan—2.9%
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	26,000	661
	Chailease Holding Co., Ltd. (Diversified financial services)	335,736	1,353
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	193,000	2,588
	Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	260,400	1,867
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	146,000	1,478
			7,947
	Thailand—1.0%
	Tisco Financial Group PCL (Banks)	823,800	2,761
	Emerging Latin America—5.6%
	Argentina—1.5%
*	Globant S.A. (Software)†	46,667	4,274
	Brazil—2.3%
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, restaurants & leisure)	219,600	2,952
	IRB Brasil Resseguros S.A. (Insurance)	164,400	1,490

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—5.6%—(continued)
	Localiza Rent a Car S.A. (Road & rail)	185,585	$2,030
			6,472
	Mexico—1.8%
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	395,200	2,352
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	16,717	2,549
			4,901
	Asia—4.6%
	Australia—1.3%
	Corporate Travel Management, Ltd. (Hotels, restaurants & leisure)	105,083	1,339
	Orora, Ltd. (Containers & packaging)	1,225,369	2,390
			3,729
	Hong Kong—0.6%
	MGM China Holdings, Ltd. (Hotels, restaurants & leisure)	1,068,800	1,666
	New Zealand—2.7%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	201,805	2,186
	Ryman Healthcare, Ltd. (Health care providers & services)	314,949	2,621
	Spark New Zealand, Ltd. (Diversified telecommunication services)	949,935	2,624
			7,431
	Canada—3.4%
	Enghouse Systems, Ltd. (Software)	49,357	1,360
*	Kinaxis, Inc. (Software)	34,165	2,224
	Parkland Fuel Corporation (Oil, gas & consumable fuels)	107,580	3,450
	Toromont Industries, Ltd. (Trading companies & distributors)	50,785	2,453
			9,487
	Emerging Europe, Mid-East, Africa—2.5%
	South Africa—2.0%
	AVI, Ltd. (Food products)	218,236	1,186
	Bidvest Group, Ltd. (Industrial conglomerates)	147,418	1,857
	Clicks Group, Ltd. (Food & staples retailing)	182,059	2,584
			5,627
	United Arab Emirates—0.5%
*	Network International Holdings plc (IT services)	187,986	1,237
	Total Common Stocks—99.4% (cost $246,282)		275,581
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $617, collateralized by U.S. Treasury Note, 2.375%, due 5/15/29	$617	617
	Total Repurchase Agreement—0.2% (cost $617)		617

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—99.6% (cost $246,899)	$276,198
Cash and other assets, less liabilities—0.4%	1,042
Net assets—100.0%	$277,240

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

At September 30, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	22.0%
Industrials	21.5%
Consumer Discretionary	15.5%
Financials	11.8%
Health Care	10.0%
Consumer Staples	6.9%
Real Estate	5.3%
Materials	2.3%
Utilities	1.8%
Communication Services	1.6%
Energy	1.3%
Total	100.0%

At September 30, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	19.1%
Japanese Yen	18.9%
Euro	16.8%
Swedish Krona	8.6%
U.S. Dollar	4.5%
Hong Kong Dollar	4.2%
Swiss Franc	3.7%
New Taiwan Dollar	3.6%
Canadian Dollar	3.4%
Danish Krone	3.1%
New Zealand Dollar	2.7%
Brazilian Real	2.4%
South African Rand	2.0%
Israeli Shekel	1.6%
Australian Dollar	1.4%
Norwegian Krone	1.2%
Thai Baht	1.0%
All Other Currencies	1.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—75.1%
	Australia—0.9%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	402,652	$1,989
	China—34.7%
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	87,676	14,662
	China International Travel Service Corporation, Ltd. Class “A” (Hotels, restaurants & leisure)	310,556	4,049
	CNOOC, Ltd. (Oil, gas & consumable fuels)	2,050,000	3,128
	Haier Electronics Group Co., Ltd. (Household durables)	1,122,000	2,928
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	139,833	4,617
	Jiangsu Hengrui Medicine Co., Ltd. Class “A” (Pharmaceuticals)	213,992	2,419
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	27,759	4,472
	NetEase, Inc.—ADR (Entertainment)	18,345	4,883
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	762,000	8,755
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	303,200	3,961
*	TAL Education Group—ADR (Diversified consumer services)	65,658	2,248
	Tencent Holdings, Ltd. (Interactive Media & Services)	312,900	13,182
*	Tencent Music Entertainment Group—ADR (Entertainment)	261,575	3,340
	Travelsky Technology, Ltd. Class “H” (IT services)	840,000	1,745
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	153,100	2,185
			76,574
	India—18.5%
	Asian Paints, Ltd. (Chemicals)	98,400	2,449
	Bajaj Finance, Ltd. (Consumer finance)	75,177	4,295
	Britannia Industries, Ltd. (Food products)§	58,331	2,429
	HDFC Bank, Ltd.—ADR (Banks)	14,472	826
	HDFC Bank, Ltd. (Banks)	275,061	4,764
	HDFC Life Insurance Co. Ltd. (Insurance)	329,151	2,789
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	132,342	3,692
	IndusInd Bank, Ltd. (Banks)	139,895	2,744
	Infosys, Ltd. (IT services)	395,454	4,487
	Maruti Suzuki India, Ltd. (Automobiles)	17,533	1,658
	Motherson Sumi Systems, Ltd. (Auto components)	1,251,647	1,856
	MRF, Ltd. (Auto components)	3,157	2,818
	Petronet LNG, Ltd. (Oil, gas & consumable fuels)	664,249	2,437
	UPL, Ltd. (Chemicals)	412,072	3,496
			40,740
	Indonesia—5.4%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	15,977,300	4,637
	PT Telekomunikasi Indonesia Persero Tbk (Diversified telecommunication services)	15,990,600	4,855
	PT Unilever Indonesia Tbk (Household products)	728,000	2,385
			11,877
	South Korea—2.2%
	Douzone Bizon Co., Ltd. (Software)	20,308	1,110
	LG Household & Health Care, Ltd. (Personal products)	3,403	3,719
			4,829
	Taiwan—10.3%
	E.Sun Financial Holding Co., Ltd. (Banks)	2,964,648	2,509

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Asia—75.1%—(continued)
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	343,920	$15,985
	Uni-President Enterprises Corporation (Food products)	1,743,000	4,202
			22,696
	Thailand—3.1%
	Airports of Thailand PCL (Transportation infrastructure)	1,368,200	3,344
	CP ALL PCL (Food & staples retailing)	1,302,100	3,459
			6,803
	Emerging Latin America—13.7%
	Brazil—8.7%
	AMBEV S.A.—ADR (Beverages)	532,654	2,461
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	378,100	3,970
	IRB Brasil Resseguros S.A. (Insurance)	572,700	5,191
	Odontoprev S.A. (Health care providers & services)	466,153	1,813
	Raia Drogasil S.A. (Food & staples retailing)	135,200	3,118
	WEG S.A. (Electrical equipment)	443,000	2,583
			19,136
	Mexico—3.4%
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	304,800	2,942
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	458,900	2,473
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	707,000	2,095
			7,510
	Peru—1.6%
	Credicorp, Ltd. (Banks)†	17,557	3,660
	Emerging Europe, Mid-East, Africa—7.0%
	Russia—1.4%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	90,069	3,154
	South Africa—5.6%
	Bid Corporation, Ltd. (Food & staples retailing)	88,111	1,873
	Bidvest Group, Ltd. (Industrial conglomerates)	200,951	2,532
	Capitec Bank Holdings, Ltd. (Banks)	39,056	3,320
	Clicks Group, Ltd. (Food & staples retailing)	160,321	2,276
	FirstRand, Ltd. (Diversified financial services)	562,289	2,309
			12,310
	Total Common Stocks—95.8% (cost $184,862)		211,278
	Corporate Obligation
	Emerging Asia—0.0%
	India—0.0%
	Britannia Industries, Ltd. (Food products)	$1,331,490	19

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Corporate Obligation—(continued)
Total Corporate Obligations—0.0% (cost $19)		$19
Repurchase Agreement
Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $9,533 collateralized by U.S. Treasury Note, 2.375%, due 5/15/27	$9,533	9,533
Total Repurchase Agreement—4.4% (cost $9,533)		9,533
Total Investments—100.2% (cost $194,414)		220,830
Liabilities, plus cash and other assets—(0.2)%		(335)
Net assets—100.0%		$220,495

ADR = American Depository Receipt

* = Non-income producing security

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 1.10% of the Fund’s net assets at September 30, 2019.

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

At September 30, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	26.5%
Consumer Discretionary	18.4%
Consumer Staples	15.4%
Communication Services	13.9%
Information Technology	11.0%
Industrials	5.4%
Energy	3.6%
Health Care	3.0%
Materials	2.8%
Total	100.0%

At September 30, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	26.4%
Indian Rupee	18.9%
Hong Kong Dollar	16.0%
Brazilian Real	7.9%
Yuan Renminbi	6.2%
South African Rand	5.8%
Indonesian Rupiah	5.6%
Mexican Peso	3.6%
Thai Baht	3.2%
New Taiwan Dollar	3.2%
South Korean Won	2.3%
All Other Currencies	0.9%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—71.9%
	China—31.9%
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	654,320	$3,251
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	318,396	53,245
	ANTA Sports Products, Ltd. (Textiles, apparel & luxury goods)	868,000	7,182
*	BeiGene, Ltd.—ADR (Biotechnology)	13,606	1,666
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	1,973,500	3,489
	China International Travel Service Corporation, Ltd. Class “A” (Hotels, restaurants & leisure)	613,240	7,995
*	China Mengniu Dairy Co., Ltd. (Food products)	1,480,000	5,542
	China Merchants Bank Co., Ltd. Class “H” (Banks)	2,487,000	11,836
	Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	1,645,000	4,743
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	508,743	7,833
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	333,866	2,902
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	57,842	9,318
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,886,000	5,414
	Luxshare Precision Industry Co., Ltd. Class “A” (Electronic equipment, instruments & components)	773,000	2,898
	Midea Group Co., Ltd. Class “A” (Household durables)	483,076	3,458
	NetEase, Inc.—ADR (Entertainment)	14,150	3,766
*	New Oriental Education & Technology Group, Inc.—ADR (Diversified consumer services)	64,185	7,109
*	Ping An Healthcare and Technology Co. Ltd. (Health care technology)	377,200	2,207
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,338,800	26,871
	Shanghai International Airport Co., Ltd. Class “A” (Transportation infrastructure)	351,665	3,930
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class “A” (Health care equipment & supplies)	106,000	2,739
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	459,000	5,997
	Silergy Corporation (Semiconductors & semiconductor equipment)	143,000	3,545
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	388,300	5,707
	Tencent Holdings, Ltd. (Interactive Media & Services)	653,660	27,539
*	Topchoice Medical Investment Corporation Class “A” (Health care providers & services)	150,600	2,163
	Wuliangye Yibin Co., Ltd. Class “A” (Beverages)	492,294	8,952
	WuXi AppTec Co. Ltd. Class “H” (Life sciences tools & services)	304,600	3,331
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	266,000	2,715
*	Yihai International Holding, Ltd. (Food products)	587,000	3,490
	Yum China Holdings, Inc. (Hotels, restaurants & leisure)	139,204	6,324
	Zhejiang Supor Co., Ltd. Class “A” (Household durables)	531,082	5,337
			252,494
	India—15.5%
	Asian Paints, Ltd. (Chemicals)	199,992	4,978
	Bajaj Finance, Ltd. (Consumer finance)	278,630	15,919
	HDFC Asset Management Co., Ltd. (Capital markets)	120,538	4,762
	HDFC Bank, Ltd. (Banks)	1,289,674	22,338
	HDFC Life Insurance Co. Ltd. (Insurance)	587,642	4,978
	Hindustan Unilever, Ltd. (Household products)	211,020	5,910
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	415,456	11,590
	Indraprastha Gas, Ltd. (Gas utilities)	696,342	3,432
	Info Edge India, Ltd. (Interactive Media & Services)	84,828	2,442
	Infosys, Ltd. (IT services)	781,285	8,866
	Nestle India, Ltd. (Food products)	23,064	4,540
	Pidilite Industries, Ltd. (Chemicals)	187,952	3,825
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	890,657	16,758

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—71.9%—(continued)
SRF, Ltd. (Chemicals)	44,945	$1,741
Tata Consultancy Services, Ltd. (IT services)	337,638	9,991
		122,070
Indonesia—3.0%
PT Bank Central Asia Tbk (Banks)	7,501,000	16,038
PT Bank Rakyat Indonesia Persero Tbk (Banks)	26,557,305	7,708
		23,746
Philippines—0.5%
Ayala Land, Inc. (Real estate management & development)	4,108,500	3,920
South Korea—3.8%
Fila Korea, Ltd. (Textiles, apparel & luxury goods)	62,914	3,045
Kakao Corporation (Interactive Media & Services)	56,063	6,351
Korea Investment Holdings Co., Ltd. (Capital markets)	29,520	1,858
LG Household & Health Care, Ltd. (Personal products)	8,362	9,137
Macquarie Korea Infrastructure Fund (Capital markets)	289,652	2,845
Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	166,941	6,846
		30,082
Taiwan—14.3%
Accton Technology Corporation (Communications equipment)	518,000	2,730
Advantech Co., Ltd. (Technology hardware, storage & peripherals)	107,000	942
ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	113,000	1,767
ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	110,000	2,797
Bizlink Holding, Inc. (Electrical equipment)	354,000	2,448
Chailease Holding Co., Ltd. (Diversified financial services)	886,071	3,570
E.Sun Financial Holding Co., Ltd. (Banks)	11,148,007	9,432
Elite Material Co., Ltd. (Electronic equipment, instruments & components)	626,000	2,532
Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	414,200	2,971
Giant Manufacturing Co., Ltd. (Leisure products)	287,000	1,952
ITEQ Corporation (Electronic equipment, instruments & components)	728,000	3,543
King Yuan Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,662,000	1,867
MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,295,000	15,402
Nanya Technology Corporation (Semiconductors & semiconductor equipment)	1,129,000	2,929
Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	140,000	2,437
Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	298,000	838
Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	485,000	1,884
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	528,893	24,583
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,809,000	15,860
Taiwan Union Technology Corporation (Electronic equipment, instruments & components)	651,000	2,980
Tripod Technology Corporation (Electronic equipment, instruments & components)	795,000	2,857
Voltronic Power Technology Corporation (Electrical equipment)	100,700	2,077
Win Semiconductors Corporation (Semiconductors & semiconductor equipment)	550,000	4,937
		113,335
Thailand—2.5%
Airports of Thailand PCL (Transportation infrastructure)	1,027,900	2,512
CP ALL PCL (Food & staples retailing)	2,250,500	5,978
Home Product Center PCL (Specialty retail)	5,692,800	3,183

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—71.9%—(continued)
	Muangthai Capital PCL (Consumer finance)	1,141,100	$2,127
*	Sea, Ltd.—ADR (Entertainment)	187,603	5,806
			19,606
	Vietnam—0.4%
	Vincom Retail JSC (Real estate management & development)	1,024,601	1,462
*	Vingroup JSC (Real estate management & development)	369,658	1,908
			3,370
	Emerging Latin America—17.1%
	Argentina—1.8%
*	Globant S.A. (Software)†	43,303	3,966
*	MercadoLibre, Inc. (Interactive Media & Services)	18,032	9,940
			13,906
	Brazil—13.1%
*	Azul S.A.—ADR (Airlines)	46,521	1,666
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	1,758,400	18,464
	Banco BTG Pactual S.A. (Capital markets)	486,000	6,849
	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household durables)	534,900	3,096
	Energisa S.A. (Electric utilities)	243,975	2,933
	Engie Brasil Energia S.A. (Independent power & renewable electricity producers)	206,750	2,209
	Hapvida Participacoes e Investimentos S.A. (Health care providers & services)	303,900	3,939
	IRB Brasil Resseguros S.A. (Insurance)	903,900	8,193
	Localiza Rent a Car S.A. (Road & rail)	885,420	9,688
	Lojas Renner S.A. (Multiline retail)	791,680	9,616
	Magazine Luiza S.A. (Multiline retail)	882,100	7,864
	Notre Dame Intermedica Participacoes S.A. (Health care providers & services)	324,700	4,239
*	Pagseguro Digital, Ltd. Class “A” (IT services)†	113,309	5,247
*	Rumo S.A. (Road & rail)	708,200	4,176
*	StoneCo, Ltd. Class “A” (IT services)†	122,817	4,272
	Sul America S.A. (Insurance)	250,800	2,880
	TOTVS S.A. (Software)	288,800	4,013
	WEG S.A. (Electrical equipment)	783,620	4,570
			103,914
	Colombia—0.6%
	Bancolombia S.A.—ADR (Banks)	99,958	4,943
	Mexico—0.8%
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	302,800	1,802
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	1,632,100	4,837
			6,639
	Peru—0.8%
	Credicorp, Ltd. (Banks)†	19,138	3,989
*	Intercorp Financial Services, Inc. (Banks)†	49,672	2,048
			6,037
	Emerging Europe, Mid-East, Africa—8.3%
	Czech Republic—0.3%
	Moneta Money Bank A.S. (Banks)	691,475	2,132

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—8.3%—(continued)
	Greece—0.3%
	JUMBO S.A. (Specialty retail)	130,839	$2,483
	Hungary—1.3%
	OTP Bank Nyrt (Banks)	240,656	10,019
	Kenya—0.2%
	Safaricom plc (Wireless telecommunication services)	7,556,554	2,001
	Poland—0.9%
	CD Projekt S.A. (Entertainment)	62,095	3,769
*	Dino Polska S.A. (Food & staples retailing)	77,999	3,054
			6,823
	Romania—0.3%
	Banca Transilvania S.A. (Banks)	4,435,940	2,446
	Russia—1.2%
	TCS Group Holding plc—GDR (Banks)	109,995	1,925
*	Yandex N.V. Class “A” (Interactive Media & Services)†	208,442	7,297
			9,222
	South Africa—2.5%
	Capitec Bank Holdings, Ltd. (Banks)	37,897	3,222
	Clicks Group, Ltd. (Food & staples retailing)	185,438	2,632
	Naspers, Ltd. (Media)	93,422	14,157
			20,011
	United Arab Emirates—1.3%
	Aramex PJSC (Air freight & logistics)	1,427,215	1,558
	First Abu Dhabi Bank PJSC (Banks)	1,273,041	5,212
*	Network International Holdings plc (IT services)	513,172	3,376
			10,146
	Total Common Stocks—97.3% (cost $644,505)		769,345
	Preferred Stock
	Brazil—1.5%
	Itau Unibanco Holding S.A. (Banks)	1,427,590	12,036
	Total Preferred Stock—1.5% (cost $13,456)		12,036
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $8,958, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27	$8,957	8,957
	Total Repurchase Agreement—1.1% (cost $8,957)		8,957

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—99.9% (cost $666,918)	$790,338
Cash and other assets, less liabilities—0.1%	789
Net assets—100.0%	$791,127

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

At September 30, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	29.2%
Consumer Discretionary	20.5%
Information Technology	19.1%
Consumer Staples	9.1%
Communication Services	7.5%
Industrials	5.5%
Health Care	3.7%
Energy	2.1%
Materials	1.3%
Utilities	1.1%
Real Estate	0.9%
Total	100.0%

At September 30, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	18.9%
Indian Rupee	15.6%
Hong Kong Dollar	14.4%
Brazilian Real	13.4%
New Taiwan Dollar	11.8%
Yuan Renminbi	8.2%
South Korean Won	3.9%
Indonesian Rupiah	3.0%
South African Rand	2.6%
Thai Baht	1.8%
Hungarian Forint	1.3%
All Other Currencies	5.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—74.3%
	Cambodia—1.3%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	2,094,000	$3,275
	China—20.4%
	A-Living Services Co. Ltd. Class “H” (Commercial services & supplies)	1,376,750	3,186
	Anhui Gujing Distillery Co., Ltd. Class “A” (Beverages)	101,100	1,629
	AVIC Jonhon OptronicTechnology Co., Ltd. Class “A” (Electronic equipment, instruments & components)	270,400	1,560
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	2,375,405	4,199
	China East Education Holdings, Ltd. (Diversified consumer services)	783,000	1,429
	China Education Group Holdings, Ltd. (Diversified consumer services)	466,000	685
	Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	1,438,000	4,146
*	GSX Techedu, Inc.—ADR (Diversified consumer services)	127,453	1,951
	Guangdong Haid Group Co., Ltd. Class “A” (Food products)	473,804	2,078
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	247,000	2,147
	Hua Hong Semiconductor Ltd. (Semiconductors & semiconductor equipment)	337,600	672
	Jiajiayue Group Co., Ltd. Class “A” (Food & staples retailing)	480,852	1,793
	Jiangsu Hengli Hydraulic Co., Ltd. Class “A” (Machinery)	476,866	2,572
	Jiangsu Hengshun Vinegar Industry Co., Ltd. Class “A” (Food products)	319,700	605
	Jinxin Fertility Group, Ltd. (Health care providers & services)	500,000	725
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class “A” (Food products)	202,229	1,202
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,594,500	4,577
	Logan Property Holdings Co., Ltd. (Real estate management & development)	688,000	980
	Offcn Education Technology Co., Ltd. Class “A” (Specialty retail)	900,200	2,052
	Qiaqia Food Co., Ltd. Class “A” (Food products)	285,313	1,019
	Silergy Corporation (Semiconductors & semiconductor equipment)	74,000	1,834
	Toly Bread Co., Ltd. Class “A” (Food products)	208,300	1,418
*	Topchoice Medical Investment Corporation Class “A” (Health care providers & services)	218,800	3,142
*	Yihai International Holding, Ltd. (Food products)	693,000	4,120
	Zhejiang Dingli Machinery Co., Ltd. Class “A” (Machinery)	227,294	1,917
	Zhejiang Supor Co., Ltd. Class “A” (Household durables)	154,508	1,553
			53,191
	India—20.2%
	Aarti Industries, Ltd. (Chemicals)	260,088	2,936
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	111,992	2,208
*	Arti Surfactants, Ltd. (Chemicals)**§	13,896	2
	Astral Poly Technik, Ltd. (Building products)	229,716	3,767
	Bandhan Bank Ltd. (Banks)	82,150	569
	Bata India, Ltd. (Textiles, apparel & luxury goods)	35,057	851
	Berger Paints India, Ltd. (Chemicals)	603,959	3,713
	City Union Bank, Ltd. (Banks)	663,084	2,030
	Colgate-Palmolive India, Ltd. (Personal products)	67,393	1,438
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	66,624	1,297
	Endurance Technologies Ltd. (Auto components)	27,721	391
*	Godrej Properties, Ltd. (Real estate management & development)	91,794	1,344
	GRUH Finance, Ltd. (Thrifts & mortgage finance)	463,774	1,760
	Havells India, Ltd. (Electrical equipment)	121,515	1,233
	HDFC Asset Management Co. Ltd. (Capital markets)	107,239	4,237
	Indraprastha Gas, Ltd. (Gas utilities)	355,388	1,752
	Info Edge India, Ltd. (Interactive Media & Services)	54,407	1,566
	Ipca Laboratories, Ltd. (Pharmaceuticals)	156,973	1,998
	KEI Industries, Ltd. (Electrical equipment)	133,199	1,008
	NIIT Technologies, Ltd. (IT services)	106,445	2,095

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—74.3%—(continued)
	PI Industries, Ltd. (Chemicals)	118,209	$2,182
	Pidilite Industries, Ltd. (Chemicals)	172,945	3,519
	PVR, Ltd. (Entertainment)	108,887	2,835
	SRF, Ltd. (Chemicals)	61,054	2,365
	The Phoenix Mills, Ltd. (Real estate management & development)	89,166	883
	Titan Co., Ltd. (Textiles, apparel & luxury goods)	85,418	1,537
	V-Mart Retail, Ltd. (Multiline retail)	31,189	913
	Varun Beverages, Ltd. (Beverages)	252,405	2,222
			52,651
	Indonesia—4.2%
	PT Ace Hardware Indonesia Tbk (Specialty retail)	36,087,400	4,500
*	PT Bank Tabungan Pensiunan Nasional Syariah Tbk (Banks)	7,897,000	1,836
	PT Indofood CBP Sukses Makmur Tbk (Food products)	2,190,600	1,856
	PT Pakuwon Jati Tbk (Real estate management & development)	57,537,500	2,695
			10,887
	Philippines—2.9%
	Bloomberry Resorts Corporation (Hotels, restaurants & leisure)	5,276,300	1,106
	International Container Terminal Services, Inc. (Transportation infrastructure)	838,190	1,947
	Security Bank Corporation (Banks)	785,930	2,987
	Wilcon Depot, Inc. (Specialty retail)	4,586,900	1,460
			7,500
	South Korea—4.6%
	Dentium Co., Ltd. (Health care equipment & supplies)	10,653	586
	Douzone Bizon Co., Ltd. (Software)	37,698	2,061
	Fila Korea, Ltd. (Textiles, apparel & luxury goods)	44,937	2,175
	JYP Entertainment Corporation (Entertainment)	97,234	1,752
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	39,286	2,920
	Korea Investment Holdings Co., Ltd. (Capital markets)	40,424	2,545
			12,039
	Taiwan—17.8%
	Accton Technology Corporation (Communications equipment)	377,000	1,987
	Airtac International Group (Machinery)	154,000	1,834
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	113,000	1,766
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	76,000	1,933
	Bizlink Holding, Inc. (Electrical equipment)	311,000	2,150
	Chailease Holding Co., Ltd. (Diversified financial services)	277,730	1,119
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	41,000	550
	Elite Material Co., Ltd. (Electronic equipment, instruments & components)	503,000	2,035
	Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	338,700	2,429
	Giant Manufacturing Co., Ltd. (Leisure products)	255,000	1,734
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	119,000	1,204
	ITEQ Corporation (Electronic equipment, instruments & components)	690,000	3,358
	King Yuan Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,582,000	1,777
	Nanya Technology Corporation (Semiconductors & semiconductor equipment)	788,000	2,045
	Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	221,000	3,847
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	70,000	197
	Poya International Co., Ltd. (Multiline retail)	66,000	937
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	891,000	3,461
	Sporton International, Inc. (Professional services)	194,000	1,263
	Sunny Friend Environmental Technology Co., Ltd. (Commercial services & supplies)	14,000	123

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—74.3%—(continued)
	Taiwan Paiho, Ltd. (Textiles, apparel & luxury goods)	491,000	$1,225
	Taiwan Union Technology Corporation (Electronic equipment, instruments & components)	597,000	2,732
	Tripod Technology Corporation (Electronic equipment, instruments & components)	821,000	2,951
	Voltronic Power Technology Corporation (Electrical equipment)	102,100	2,106
	Win Semiconductors Corporation (Semiconductors & semiconductor equipment)	166,000	1,490
			46,253
	Thailand—2.9%
	Home Product Center PCL (Specialty retail)	3,073,000	1,718
	Muangthai Capital PCL (Consumer finance)	998,700	1,861
	Tisco Financial Group PCL (Banks)	898,800	3,012
	TOA Paint Thailand PCL (Chemicals)	796,600	1,055
			7,646
	Emerging Latin America—17.8%
	Argentina—1.0%
*	Globant S.A. (Software)†	29,756	2,725
	Brazil—16.0%
*	Arco Platform, Ltd. Class “A” (Diversified consumer services)†	26,810	1,359
	BK Brasil Operacao e Assessoria a Restaurantes S.A. (Hotels, restaurants & leisure)	164,900	818
	Construtora Tenda S.A. (Household durables)	497,972	2,953
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, restaurants & leisure)	92,100	1,238
	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household durables)	710,300	4,111
*	Grupo SBF S.A. (Specialty retail)	452,400	2,457
	Hapvida Participacoes e Investimentos S.A. (Health care providers & services)	223,100	2,891
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	134,600	1,540
	IRB Brasil Resseguros S.A. (Insurance)	243,900	2,211
	Localiza Rent a Car S.A. (Road & rail)	322,895	3,533
	Magazine Luiza S.A. (Multiline retail)	431,200	3,844
	Multiplan Empreendimentos Imobiliarios S.A. (Real estate management & development)	251,700	1,748
	Notre Dame Intermedica Participacoes S.A. (Health care providers & services)	332,000	4,335
	OdontoPrev S.A. (Health care providers & services)	296,900	1,155
	Sul America S.A. (Insurance)	83,300	957
	Tegma Gestao Logistica S.A. (Road & rail)	371,000	2,795
	TOTVS S.A. (Software)	261,100	3,628
			41,573
	Peru—0.8%
*	Intercorp Financial Services, Inc. (Banks)†	53,702	2,214
	Emerging Europe, Mid-East, Africa—6.5%
	Greece—0.7%
	JUMBO S.A. (Specialty retail)	92,183	1,749
	Kenya—0.4%
	Safaricom plc (Wireless telecommunication services)	3,678,000	974
	Poland—2.0%
	CD Projekt S.A. (Entertainment)	14,057	853

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—6.5%—(continued)
*	Dino Polska S.A. (Food & staples retailing)	114,653	$4,489
			5,342
	Russia—0.5%
	TCS Group Holding plc—GDR (Banks)	68,791	1,204
	South Africa—1.9%
	Capitec Bank Holdings, Ltd. (Banks)	31,817	2,705
	Clicks Group, Ltd. (Food & staples retailing)	150,166	2,132
	Santam, Ltd. (Insurance)	9,477	184
			5,021
	United Arab Emirates—1.0%
*	Network International Holdings plc (IT services)	413,537	2,720
	Total Common Stocks—98.6% (cost $215,297)		256,964
	Preferred Stock
	Brazil—0.9%
	Randon S.A. Implementos e Participacoes (Machinery)	971,650	2,243
	Total Preferred Stock—0.9% (cost $2,022)		2,243
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $434, collateralized by U.S. Treasury Note, 2.375%, due 5/15/27	$433	433
	Total Repurchase Agreement—0.2% (cost $433)		433
	Total Investments—99.7% (cost $217,752)		259,640
	Cash and other assets, less liabilities—0.3%		853
	Net assets—100.0%		$260,493

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at September 30, 2019.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at September 30, 2019.

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

At September 30, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	21.5%
Information Technology	19.7%
Industrials	15.4%
Financials	12.1%
Consumer Staples	10.0%
Health Care	7.9%
Materials	6.1%
Real Estate	3.5%
Communication Services	3.1%
Utilities	0.7%
Total	100.0%

At September 30, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	20.3%
New Taiwan Dollar	18.6%
Brazilian Real	16.4%
Yuan Renminbi	11.1%
Hong Kong Dollar	9.2%
South Korean Won	4.6%
Indonesian Rupiah	4.2%
U.S. Dollar	3.6%
Thai Baht	3.0%
Philippine Peso	2.9%
Polish Zloty	2.1%
South African Rand	1.9%
British Pound Sterling	1.0%
All Other Currencies	1.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—58.8%
U.S. Treasury Inflation Indexed Notes/Bonds—5.6%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$11,705	$15,693
U.S. Treasury—0.2%
U.S. Treasury Bill, 1.936%, due 10/29/19(a)	500	499
Federal Home Loan Mortgage Corp. (FHLMC)—17.0%
#J02986, 6.500%, due 7/1/21	4	4
#G12720, 5.500%, due 6/1/22	10	10
#G14150, 4.500%, due 4/1/26	795	854
#J16051, 4.500%, due 7/1/26	469	504
#G02210, 7.000%, due 12/1/28	41	46
#G02183, 6.500%, due 3/1/30	7	7
#G01400, 7.000%, due 4/1/32	409	475
#G01728, 7.500%, due 7/1/32	70	85
#C01385, 6.500%, due 8/1/32	54	63
#C01623, 5.500%, due 9/1/33	63	71
#A15039, 5.500%, due 10/1/33	2	2
#A17603, 5.500%, due 1/1/34	1,416	1,602
#G01843, 6.000%, due 6/1/35	12	14
#G03711, 6.000%, due 6/1/37	400	463
#A62858, 6.500%, due 7/1/37	70	79
#G03170, 6.500%, due 8/1/37	124	142
#A66843, 6.500%, due 10/1/37	537	634
#G07837, 6.500%, due 2/1/38	1,808	2,141
#G04053, 5.500%, due 3/1/38	532	601
#A78138, 5.500%, due 6/1/38	197	225
#G04466, 5.500%, due 7/1/38	10,596	12,083
#A81799, 6.500%, due 9/1/38	306	363
#G05723, 6.500%, due 11/1/38	853	1,006
#G60366, 6.000%, due 10/1/39	10,936	12,598
#G05875, 5.500%, due 2/1/40	392	443
#G61450, 6.000%, due 4/1/40	10,888	12,629
#G61050, 5.500%, due 3/1/41	398	452
#C03665, 9.000%, due 4/1/41	342	401
Total FHLMC Mortgage Obligations		47,997
Federal National Mortgage Association (FNMA)—36.0%
#900725, 6.000%, due 8/1/21	8	8
#893325, 7.000%, due 9/1/21	3	3
#AC5410, 4.500%, due 10/1/24	166	175
#AC9560, 5.000%, due 1/1/25	700	734
#255956, 5.500%, due 10/1/25	8	9
#AL2853, 4.500%, due 6/1/26	3,483	3,733
#AL9730, 4.500%, due 2/1/27	1,092	1,172
#AL2134, 4.000%, due 7/1/27	172	181
#AL9857, 4.000%, due 2/1/29	1,737	1,816
#252925, 7.500%, due 12/1/29	1	1
#AD0729, 7.500%, due 12/1/30	2,950	3,412
#535977, 6.500%, due 4/1/31	5	6
#253907, 7.000%, due 7/1/31	1	1
#545339, 6.500%, due 11/1/31	28	32
#587849, 6.500%, due 11/1/31	6	6
#618547, 6.500%, due 11/1/31	3,451	3,939

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#545437, 7.000%, due 2/1/32	$32	$37
#545759, 6.500%, due 7/1/32	272	309
#545869, 6.500%, due 7/1/32	863	979
#670385, 6.500%, due 9/1/32	396	453
#254548, 5.500%, due 12/1/32	27	29
#AD0725, 7.000%, due 12/1/32	1,347	1,568
#741850, 5.500%, due 9/1/33	311	352
#555800, 5.500%, due 10/1/33	30	34
#CA2754, 4.500%, due 11/1/33	824	894
#756153, 5.500%, due 11/1/33	336	380
#AL3455, 5.500%, due 11/1/33	4,289	4,852
#AL3401, 5.500%, due 2/1/34	850	962
#763798, 5.500%, due 3/1/34	55	62
#725611, 5.500%, due 6/1/34	67	76
#745563, 5.500%, due 8/1/34	402	454
#AL6413, 8.000%, due 8/1/34	439	498
#794474, 6.000%, due 10/1/34	32	37
#745092, 6.500%, due 7/1/35	214	244
#357944, 6.000%, due 9/1/35	10	12
#AL6412, 7.500%, due 9/1/35	686	782
#AD0979, 7.500%, due 10/1/35	46	53
#745349, 6.500%, due 2/1/36	174	207
#888305, 7.000%, due 3/1/36	7	8
#895637, 6.500%, due 5/1/36	39	45
#831540, 6.000%, due 6/1/36	15	17
#893318, 6.500%, due 8/1/36	7	8
#310037, 6.500%, due 10/1/36	114	134
#831926, 6.000%, due 12/1/36	419	482
#902974, 6.000%, due 12/1/36	115	132
#AB0265, 6.000%, due 2/1/37	8,943	10,363
#938440, 6.000%, due 7/1/37	64	73
#948689, 6.000%, due 8/1/37	105	120
#888703, 6.500%, due 8/1/37	2,752	3,279
#AL6411, 7.000%, due 12/1/37	1,614	1,828
#AL0904, 5.500%, due 1/1/38	82	93
#962058, 6.500%, due 3/1/38	952	1,113
#934006, 6.500%, due 9/1/38	233	283
#986856, 6.500%, due 9/1/38	94	114
#991911, 7.000%, due 11/1/38	102	117
#AD0752, 7.000%, due 1/1/39	427	526
#AC1619, 5.500%, due 8/1/39	277	312
#AD0315, 6.500%, due 8/1/39	1,409	1,649
#AD7137, 5.500%, due 7/1/40	3,076	3,520
#BM1689, 5.500%, due 8/1/40	2,517	2,848
#AI1201, 5.500%, due 4/1/41	3,626	4,150
#AL5815, 5.500%, due 4/1/41	3,055	3,495
#BM3525, 6.000%, due 4/1/41	10,679	12,298
#AL9226, 5.500%, due 12/1/41	12,786	14,528
#AL9225, 6.000%, due 1/1/42	5,598	6,463
#BM5121, 5.500%, due 12/1/48	4,584	5,234
Total Federal National Mortgage Association		101,734

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—1.9%
Tesla Auto Lease Trust—144A, 2018-A, Tranche D, 3.300%, 5/20/20	AA	$1,325	$1,329
Centre Point Funding LLC—144A, 2012-2A, Tranche 1, 2.610%, 8/20/21	Baa1	626	624
Oxford Finance Funding LLC—144A, 2019-1A, Tranche B, 5.438%, 2/15/27	BBB	1,180	1,208
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 4.528%, 1/15/43, VRN	AAA	2,224	2,233
Total Asset-Backed Securities			5,394
Corporate Obligations—38.8%
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BBB	2,000	2,135
Masco Corporation, 5.950%, due 3/15/22	BBB	2,750	2,959
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	2,500	2,603
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	2,750	2,894
Itau Unibanco Holding S.A.—144A, 5.125%, due 5/13/23	Ba3	2,000	2,120
Wells Fargo & Co., 4.480%, due 1/16/24	A	1,500	1,618
Lennar Corporation, 4.500%, due 4/30/24	BBB-	2,450	2,587
Banco Inbursa S.A. Institucion de Banca Multiple—144A, 4.125%, due 6/6/24	BBB+	2,000	2,055
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	2,000	2,081
Iron Mountain, Inc., 5.750%, due 8/15/24	B	675	683
Cemex S.A.B. de C.V.—144A, 5.700%, due 1/11/25	BB	2,250	2,320
Centene Corporation, 4.750%, due 1/15/25	BB+	1,750	1,801
Booz Allen Hamilton, Inc.—144A, 5.125%, due 5/1/25	B+	1,750	1,807
DaVita, Inc., 5.000%, due 5/1/25	Ba3	1,750	1,750
Simon Property Group L.P., 3.300%, due 1/15/26	A	2,750	2,879
Penske Automotive Group, Inc., 5.500%, due 5/15/26	Ba3	1,500	1,574
Post Holdings, Inc.—144A, 5.000%, due 8/15/26	B+	1,750	1,822
Xylem, Inc., 3.250%, due 11/1/26	BBB	2,225	2,296
Netflix, Inc., 4.375%, due 11/15/26	BB-	2,000	2,031

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Hess Corporation, 4.300%, due 4/1/27	BBB-	$2,750	$2,876
Sirius XM Radio, Inc.—144A, 5.000%, due 8/1/27	BB	1,750	1,813
Lear Corporation, 3.800%, due 9/15/27	Baa2	2,750	2,766
Motorola Solutions, Inc., 4.600%, due 2/23/28	BBB-	2,750	2,972
The Kroger Co., 8.000%, due 9/15/29	Baa1	2,250	3,028
United Rentals North America, Inc., 5.250%, due 1/15/30	BB-	1,500	1,578
Owens Corning, 7.000%, due 12/1/36	BBB	2,250	2,763
Yum! Brands, Inc., 6.875%, due 11/15/37	B+	1,500	1,688
ConocoPhillips, 6.500%, due 2/1/39	A	2,000	2,897
Citigroup, Inc., 5.875%, due 1/30/42	A	2,000	2,731
Bank of America Corporation, 5.875%, due 2/7/42	A+	2,000	2,773
Cox Communications, Inc.—144A, 4.700%, due 12/15/42	BBB+	2,500	2,722
JPMorgan Chase & Co., 4.850%, due 2/1/44	AA-	2,250	2,841
Mexichem S.A.B. de C.V. —144A, 5.875%, due 9/17/44	BBB	2,250	2,388
AbbVie, Inc., 4.700%, due 5/14/45	A-	2,750	2,947
ERP Operating L.P., 4.500%, due 6/1/45	A	2,500	3,008
Apple, Inc., 4.650%, due 2/23/46	AA+	2,250	2,833
PepsiCo, Inc., 4.450%, due 4/14/46	A+	2,250	2,807
Verizon Communications, Inc., 4.125%, due 8/15/46	A-	2,500	2,790
Brookfield Finance, Inc., 4.700%, due 9/20/47	A-	2,750	3,019
Microsoft Corporation, 4.750%, due 11/3/55	AAA	2,250	3,036
AT&T, Inc., 5.700%, due 3/1/57	A-	2,250	2,831
Comcast Corporation, 4.950%, due 10/15/58	A-	2,000	2,546
Altria Group, Inc., 6.200%, due 2/14/59	A3	2,250	2,642
Corning, Inc., 5.850%, due 11/15/68	BBB+	2,400	2,948

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Petrobras Global Finance BV, 6.850%, due 6/5/15	Ba2	$2,000	$2,294
Total Corporate Obligations			109,552
Total Long-Term Investments—99.5% (cost $267,687)			280,869
Repurchase Agreements
Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $115, collateralized by U.S. Treasury Bond, 2.750%, due 11/15/42		115	115
Total Repurchase Agreement—0.1% (cost $115)			115
Commercial Paper
Dairy Farmers of America, Inc., 2.231%, due 10/1/19		600	600
Total Commercial Paper—0.2% (cost $600)			600
Total Investments—99.8% (cost $268,402)			281,584
Securities Sold, Not Yet Purchased
U.S. Government Agency— (2.9) %
Federal National Mortgage Association (FNMA)— (2.9) %
TBA, 3.000%, due 10/1/49		(8,000)	(8,121)
Total Securities Sold, Not Yet Purchased— (2.9) % (proceeds $8,172)			(8,121)
Cash and other assets, less liabilities—3.1%			8,680
Net assets—100.0%			$282,143

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

TBA = To Be Announced - TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after September 30, 2019. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

(a) Security, or a portion of security, is segregated as collateral for the centrally cleared credit default swap, aggregating a total of $200.

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
CDX.IG-31	Buy	1.000%	3M	December 2023	ICE	$25,000	$(423)	(558)	$(135)

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—62.3%
U.S. Treasury Inflation Indexed Notes/Bonds—2.6%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$1,170	$1,569
Federal Home Loan Mortgage Corp. (FHLMC)—13.1%
#J05444, 6.000%, due 8/1/22	12	12
#E02388, 6.000%, due 9/1/22	24	25
#E02490, 6.000%, due 4/1/23	30	32
#J13022, 4.000%, due 9/1/25	265	277
#G14150, 4.500%, due 4/1/26	75	81
#J16051, 4.500%, due 7/1/26	566	608
#A17603, 5.500%, due 1/1/34	410	464
#G01705, 5.500%, due 6/1/34	780	868
#A45790, 7.500%, due 5/1/35	84	94
#G04126, 6.000%, due 6/1/37	192	223
#G03201, 6.500%, due 6/1/37	111	130
#A66843, 6.500%, due 10/1/37	172	203
#G03534, 6.500%, due 10/1/37	1,329	1,521
#G04564, 6.000%, due 12/1/37	151	174
#A81799, 6.500%, due 9/1/38	171	203
#G05566, 5.500%, due 12/1/38	105	118
#G60366, 6.000%, due 10/1/39	815	939
#G05875, 5.500%, due 2/1/40	78	89
#G61450, 6.000%, due 4/1/40	1,632	1,893
#C03665, 9.000%, due 4/1/41	166	194
Total FHLMC Mortgage Obligations		8,148
Federal National Mortgage Association (FNMA)—46.6%
#880991, 5.500%, due 1/1/22	28	28
#735574, 8.000%, due 3/1/22	18	18
FNR G93-19 SH, 1M LIBOR + 56.169%, 11.234%, due 4/25/23, VRN	11	12
#982885, 5.000%, due 5/1/23	147	154
#AL0955, 6.000%, due 5/1/23	61	63
#933985, 5.500%, due 8/1/23	77	79
#255956, 5.500%, due 10/1/25	24	26
#AH0971, 4.000%, due 12/1/25	275	287
#AL2853, 4.500%, due 6/1/26	450	483
#AJ6954, 4.000%, due 11/1/26	121	128
#AL9730, 4.500%, due 2/1/27	874	938
#256639, 5.000%, due 2/1/27	5	6
#806458, 8.000%, due 6/1/28	70	77
#AL9857, 4.000%, due 2/1/29	5,271	5,510
#880155, 8.500%, due 7/1/29	139	159
#797846, 7.000%, due 3/1/32	33	33
#745519, 8.500%, due 5/1/32	48	54
#654674, 6.500%, due 9/1/32	33	37
#AD0725, 7.000%, due 12/1/32	575	669
#254693, 5.500%, due 4/1/33	5	5
#555531, 5.500%, due 6/1/33	44	49
#711736, 5.500%, due 6/1/33	66	74
#555591, 5.500%, due 7/1/33	7	8
#CA2754, 4.500%, due 11/1/33	451	489
#AL3455, 5.500%, due 11/1/33	1,260	1,425
#725424, 5.500%, due 4/1/34	47	53
#AL6413, 8.000%, due 8/1/34	214	243

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#AL6412, 7.500%, due 9/1/35		$515	$587
#888884, 5.500%, due 12/1/35		105	119
#888703, 6.500%, due 8/1/37		581	693
#928658, 6.500%, due 9/1/37		17	20
#AL6411, 7.000%, due 12/1/37		516	585
#889371, 6.000%, due 1/1/38		1,986	2,302
#962058, 6.500%, due 3/1/38		308	360
#991911, 7.000%, due 11/1/38		65	75
#BM1689, 5.500%, due 8/1/40		340	385
#AL5815, 5.500%, due 4/1/41		436	499
#BM3525, 6.000%, due 4/1/41		948	1,091
#AL9226, 5.500%, due 12/1/41		4,041	4,591
#AL9225, 6.000%, due 1/1/42		1,539	1,777
#BM1328, 6.000%, due 1/1/42		1,602	1,856
#BM5121, 5.500%, due 12/1/48		2,521	2,879
Total Federal National Mortgage Association (FNMA)			28,926
Asset-Backed Securities—1.4%
Tesla Auto Lease Trust—144A, 2018-A, Tranche C, 2.970%, 4/20/20	AAA	150	150
Oxford Finance Funding LLC—144A, 2019-1A, Tranche A2, 4.459%, 2/15/27	A	500	513
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 4.528%, 1/15/43, VRN	AAA	222	224
Total Asset-Backed Securities			887
Corporate Obligations—35.6%
Citigroup, Inc., 2.450%, due 1/10/20	A	650	650
American Express Credit Corporation, 3M USD LIBOR + 0.730%, 2.862%, due 5/26/20, VRN	A2	500	502
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	600	621
HSBC Holdings plc, 3M USD LIBOR + 2.240%, 4.342%, due 3/8/21, VRN	AA-	500	513
Westpac Banking Corporation, 3M USD LIBOR + 1.000%, 3.176%, due 5/13/21, VRN	AA-	500	506
Chevron Corporation, 3M USD LIBOR + 0.950%, 3.118%, due 5/16/21, VRN	AA	500	506
The Boeing Co., 2.300%, due 8/1/21	A	650	653
Apple, Inc., 1.550%, due 8/4/21	AA+	650	647
Lloyds Banking Group plc, 3.000%, due 1/11/22	A+	650	657
FedEx Corporation, 3.400%, due 1/14/22	BBB	500	513
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	400	421

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	$600	$625
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	500	526
Ryder System, Inc., 3.750%, due 6/9/23	A-	650	682
Wells Fargo & Co., 4.480%, due 1/16/24	A	650	701
The Goldman Sachs Group, Inc., 4.000%, due 3/3/24	A	650	693
Bank of America Corporation, 3M USD LIBOR + 0.780%, 3.550%, due 3/5/24, VRN	A+	650	676
Mitsubishi UFJ Financial Group, Inc., 3.407%, due 3/7/24	A1	650	677
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	500	520
BNP Paribas S.A., 4.250%, due 10/15/24	A	650	687
AbbVie, Inc., 3.600%, due 5/14/25	A-	650	677
ERP Operating L.P., 3.375%, due 6/1/25	A	650	688
Comcast Corporation, 3.950%, due 10/15/25	A-	650	708
Capital One Financial Corporation, 4.200%, due 10/29/25	Baa1	675	720
Intercontinental Exchange, Inc., 3.750%, due 12/1/25	A	650	700
Simon Property Group L.P., 3.300%, due 1/15/26	A	650	681
AT&T, Inc., 4.125%, due 2/17/26	A-	650	703
ConocoPhillips Co., 4.950%, due 3/15/26	A	650	750
Brookfield Finance, Inc., 4.250%, due 6/2/26	A-	650	693
Amazon.com, Inc., 3.150%, due 8/22/27	AA-	650	691
Motorola Solutions, Inc., 4.600%, due 2/23/28	BBB-	500	540
Roper Technologies, Inc., 4.200%, due 9/15/28	BBB+	500	550
Quest Diagnostics, Inc., 4.200%, due 6/30/29	BBB+	675	746
United Parcel Service, Inc., 2.500%, due 9/1/29	A	620	618

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
The Kroger Co., 8.000%, due 9/15/29	Baa1	$500	$673
Total Corporate Obligations			22,114
Total Long-Term Investments—99.3% (cost $60,958)			61,644
Commercial Paper
Nestle Capital Corp., 1.946%, due 10/1/19		250	250
Total Commercial Paper—0.4% (cost $250)			250
Total Investments—99.7% (cost $61,208)			61,894
Securities Sold , Not Yet Purchased
U.S. Government Agency—(4.9)%
Federal National Mortgage Association (FNMA)—(4.9)%
TBA, 2.500%, due 10/1/34		(3,000)	(3,026)
Total Securities Sold , Not Yet Purchased—(4.9)% (proceeds $3,045)			(3,026)
Cash and other assets, less liabilities—5.2%			3,211
Net assets—100.0%			$62,079

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

TBA = To Be Announced - TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after September 30, 2019. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government Agency—61.8%
Federal Home Loan Mortgage Corp. (FHLMC)—14.9%
#B17294, 5.000%, due 11/1/19	$2	$2
#B19222, 4.500%, due 4/1/20	4	4
#G11836, 5.500%, due 12/1/20	2	2
#E02322, 5.500%, due 5/1/22	10	10
#G12725, 6.000%, due 6/1/22	43	44
#J08450, 5.500%, due 7/1/23	15	15
#J08703, 5.500%, due 9/1/23	18	19
#C00351, 8.000%, due 7/1/24	24	26
#J11208, 5.000%, due 11/1/24	34	36
#G00363, 8.000%, due 6/1/25	39	42
#C80329, 8.000%, due 8/1/25	8	8
#G14402, 4.000%, due 2/1/27	186	196
#G04821, 8.500%, due 7/1/31	1,433	1,740
#G07837, 6.500%, due 2/1/38	981	1,161
#G04641, 6.000%, due 6/1/38	1,096	1,259
#A81372, 6.000%, due 8/1/38	169	191
#G04687, 6.000%, due 9/1/38	46	53
#G04745, 6.000%, due 9/1/38	177	204
#A81799, 6.500%, due 9/1/38	161	191
#G06085, 6.500%, due 9/1/38	46	53
#G05723, 6.500%, due 11/1/38	775	914
#G60680, 6.500%, due 9/1/39	727	866
#G61450, 6.000%, due 4/1/40	5,712	6,626
Total FHLMC Mortgage Obligations		13,662
Federal National Mortgage Association (FNMA)—46.9%
#357865, 5.000%, due 7/1/20	7	7
#879607, 5.500%, due 4/1/21	7	7
#831497, 6.000%, due 4/1/21	31	32
#831525, 5.500%, due 6/1/21	10	10
#880993, 6.000%, due 1/1/22	2	2
#888982, 6.000%, due 12/1/22	50	52
#972934, 5.500%, due 2/1/23	66	68
#889670, 5.500%, due 6/1/23	13	14
#AE0011, 5.500%, due 9/1/23	13	13
#995395, 6.000%, due 12/1/23	37	38
#190988, 9.000%, due 6/1/24	5	5
#AL8529, 6.000%, due 11/1/24	6,029	6,272
#AL2853, 4.500%, due 6/1/26	1,428	1,531
#AL9730, 4.500%, due 2/1/27	1,310	1,406
#AL9857, 4.000%, due 2/1/29	4,963	5,189
#555933, 7.000%, due 6/1/32	390	444
#CA2754, 4.500%, due 11/1/33	135	147
#AL6413, 8.000%, due 8/1/34	249	282
#AL6412, 7.500%, due 9/1/35	858	977
#886762, 7.000%, due 9/1/36	220	264
#948637, 6.500%, due 8/1/37	206	240
#888703, 6.500%, due 8/1/37	2,171	2,587
#888530, 7.500%, due 8/1/37	1,554	1,896
#AL6411, 7.000%, due 12/1/37	1,614	1,828
#AD0100, 7.000%, due 12/1/38	549	656
#AE0934, 6.500%, due 10/1/39	1,766	2,083
#BM3525, 6.000%, due 4/1/41	3,412	3,929

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#AL9226, 5.500%, due 12/1/41		$3,438	$3,906
#BM1328, 6.000%, due 1/1/42		1,540	1,784
#AL9225, 6.000%, due 1/1/42		2,799	3,231
#BM5121, 5.500%, due 12/1/48		3,599	4,109
Total FNMA Mortgage Obligations			43,009
Asset-Backed Securities—9.5%
Tesla Auto Lease Trust —144A, 2018-A, Tranche A, 2.320%, 12/20/19	Aaa	12	11
Nissan Auto Lease Trust, 2018-A, Tranche A2B, 1M USD LIBOR + 0.150%, 2.634%, 2/16/21, VRN	AAA	1,097	1,097
GM Financial Consumer Automobile Receivables Trust, 2018-3, Tranche A2B, 1M USD LIBOR + 0.110%, 2.138%, 7/16/21, VRN	AAA	847	847
Ford Credit Auto Owner Trust, 2018-B, Tranche A2B, 1M USD LIBOR + 0.120%, 2.148%, 9/15/21, VRN	Aaa	392	392
PFS Financing Corporation—144A, 2018-A, Tranche A, 1M USD LIBOR + 0.400%, 2.428%, 2/17/22, VRN	AAA	1,500	1,500
Honda Auto Receivables Owner Trust, 2019-3, Tranche A2, 1.900%, 4/15/22	AAA	500	500
Mercedes-Benz Master Owner Trust—144A, 2017-BA, Tranche A, 1M LIBOR + 0.420%, 2.448%, 5/16/22, VRN	Aaa	2,280	2,283
Oxford Finance Funding LLC—144A, 2019-1A, Tranche A2, 4.459%, 2/15/27	A	1,000	1,026
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 4.528%, 1/15/43, VRN	AAA	1,045	1,050
Total Asset-Backed Securities			8,706
Corporate Obligations—28.7%
Mondelez International Holdings Netherlands BV—144A, 3M USD LIBOR + 0.610%, 2.866%, due 10/28/19, VRN	A3	1,750	1,751
Daimler Finance North America LLC—144A, 3M USD LIBOR + 0.620%, 2.886%, due 10/30/19, VRN	A	1,600	1,601
Harley-Davidson Financial Services, Inc.—144A, 3M USD LIBOR + 0.500%, 2.652%, due 5/21/20, VRN	A	1,000	1,001
National Australia Bank Ltd.—144A, 3M USD LIBOR + 0.510%, 2.660%, due 5/22/20, VRN	AA-	1,750	1,755
Apple, Inc., 3M USD LIBOR + 1.130%, 3.278%, due 2/23/21, VRN	AA+	550	558
JPMorgan Chase & Co., 3M USD LIBOR + 1.480%, 3.618%, due 3/1/21, VRN	AA-	1,750	1,777
Wells Fargo & Co., 3M USD LIBOR + 1.340%, 3.473%, due 3/4/21, VRN	A+	1,750	1,775
HSBC Holdings plc, 3M USD LIBOR + 2.240%, 4.342%, due 3/8/21, VRN	AA-	1,800	1,846
Bank of America Corporation, 3M USD LIBOR + 1.420%, 3.723%, due 4/19/21, VRN	A+	1,000	1,018

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
The Goldman Sachs Group, Inc., 3M USD LIBOR + 1.360%, 3.636%, due 4/23/21, VRN	A	$1,000	$1,014
Westpac Banking Corporation, 3M USD LIBOR + 1.000%, 3.176%, due 5/13/21, VRN	AA-	1,750	1,771
The Boeing Co., 2.300%, due 8/1/21	A	2,000	2,009
Barclays plc, 3M USD LIBOR + 2.110%, 4.291%, due 8/10/21, VRN	A	1,750	1,786
Verizon Communications, Inc., 3.125%, due 3/16/22	A-	1,000	1,029
Bristol-Myers Squibb Co.—144A, 2.600%, due 5/16/22	A+	1,000	1,014
Ryder System, Inc., 2.875%, due 6/1/22	A-	1,650	1,677
Mitsubishi UFJ Financial Group, Inc., 2.623%, due 7/18/22	A1	1,150	1,161
Lloyds Bank plc, 2.250%, due 8/14/22	Aa3	1,800	1,796
Total Corporate Obligations			26,339
Total Long-Term Investments—100.0% (cost $91,716)			91,716
Total Investments—100.0% (cost $91,716)			91,716
Securities Sold , Not Yet Purchased
U.S. Government Agency
Federal National Mortgage Association (FNMA)—(13.2)%
TBA, 2.500%, due 10/1/34		(12,000)	(12,103)
Total Securities Sold , Not Yet Purchased—(13.2)% (proceeds $12,182)			(12,103)
Cash and other assets, less liabilities—13.2%			12,142
Net assets—100.0%			$91,755

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

TBA = To Be Announced - TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after September 30, 2019. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount		Value
Exchange-Traded Funds—63.6%
Equity Exchange-Traded Funds—59.4%
Consumer Staples Select Sector SPDR Fund		205,700	$12,634
Dragon Capital - Vietnam Enterprise Investments, Ltd. Class “C”§		2,699,756	16,730
Global X MSCI Greece ETF		2,452,700	22,884
iShares Core MSCI Emerging Markets ETF		663,700	32,535
iShares MSCI Brazil ETF		591,400	24,916
iShares MSCI Malaysia ETF		282,700	7,873
SPDR S&P 500 ETF Trust		1,228,200	364,493
Utilities Select Sector SPDR Fund		31,900	2,065
VanEck Vectors Russia ETF		80,900	1,845
Total Equity Exchange-Traded Funds			485,975
Fixed Income Exchange-Traded Funds—4.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF		194,500	24,795
SPDR Bloomberg Barclays High Yield Bond ETF		87,400	9,504
Total Fixed Income Exchange-Traded Funds			34,299
Total Exchange-Traded Funds—63.6% (cost $482,216)			520,274
Foreign Government Bond—2.2%
Malaysia
Malaysia Government Bond, 4.160%, due 7/15/21	MYR	74,432	18,099
Total Foreign Government Bonds—2.2% (cost $18,364)			18,099
Repurchase Agreement—5.9%
Fixed Income Clearing Corporation, 0.250% dated 9/30/19, due 10/1/19, repurchase price $48,134, collateralized by U.S. Treasury Notes, 2.250%-2.375%, due 5/15/27-11/15/27		$48,134	48,134
Total Repurchase Agreement—5.9% (cost $48,134)			48,134
U.S. Government Agency—27.5%
U.S. Treasury Bill, 2.198%, due 10/10/19		17,500	17,492
U.S. Treasury Bill, 2.405%, due 11/7/19		17,500	17,469
U.S. Treasury Bill, 2.409%, due 12/5/19(a)		17,500	17,444
U.S. Treasury Bill, 2.408%, due 1/2/20(b)		17,500	17,418
U.S. Treasury Bill, 2.422%, due 1/30/20(b)		17,500	17,396
U.S. Treasury Bill, 2.384%, due 2/27/20(a) (b)		17,500	17,371
U.S. Treasury Bill, 2.267%, due 3/26/20(b)		17,500	17,348
U.S. Treasury Bill, 2.301%, due 4/23/20(b)		17,500	17,323
U.S. Treasury Bill, 2.254%, due 5/21/20(b)		17,500	17,300
U.S. Treasury Bill, 2.012%, due 6/18/20(b)		17,500	17,277
U.S. Treasury Bill, 1.915%, due 7/16/20(b)		17,500	17,253
U.S. Treasury Bill, 1.781%, due 8/13/20		17,500	17,235

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government Agency—(continued)
U.S. Treasury Bill, 1.785%, due 9/10/20	$17,500	$17,214
Total U.S. Government Agency—27.5% (cost $225,217)		225,540
Total Investments in Securities—99.2% (cost $773,931)		812,047
Cash and other assets, less liabilities—0.8%		6,446
Net assets—100.0%		$818,493

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 2.04% of the Fund’s net assets at September 30, 2019.

(a) Security, or portion of security, is pledged as collateral for OTC swap contracts aggregating a total value of $1,796 (in thousands).

(b) Security, or portion of security, is segregated as collateral for centrally cleared swaps and to cover initial margin requirements on open futures contracts aggregating a total value of $34,152 (in thousands).

If a fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act of 1940. The Fund had the following transactions during the period ended September 30, 2019 with companies deemed affiliated during the period or at September 30, 2019.

	Share Activity					Period Ended September 30, 2019
								Change in net
								unrealized
	Balance			Balance	Value	Dividend	Net realized	appreciation
Security Name	12/31/2018	Purchases	Sales	09/30/2019	9/30/2019	Income	gain (loss)	(depreciation)
Global X MSCI Greece ETF	2,434,000	963,200	944,500	2,452,700	$22,884	$121	$1,041	$5,031
					$22,884	$121	$1,041	$5,031

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Purchased
10/16/19	New Turkish Lira	Citibank N.A. London	280,033	48,187	$49,329	$1,142
12/18/19	Colombian Peso	Citibank N.A. London	138,351,198	40,926	39,613	(1,313)
12/18/19	Indian Rupee	Citibank N.A. London	2,840,515	39,115	39,829	714
12/18/19	Japanese Yen	Citibank N.A. London	5,266,941	49,193	48,977	(216)
12/18/19	Mexican Peso	Citibank N.A. London	1,556,331	78,369	77,904	(465)
12/18/19	New Zealand Dollar	Citibank N.A. London	1,473	925	924	(1)
12/18/19	Norwegian Krone	Citibank N.A. London	293,251	32,714	32,273	(441)
12/18/19	Philippine Peso	Citibank N.A. London	4,293,547	81,938	82,614	676
12/18/19	Polish Zloty	Citibank N.A. London	96,792	24,563	24,164	(399)
12/18/19	Russian Ruble	Citibank N.A. London	1,968,467	29,708	30,048	340
12/18/19	Singapore Dollar	Citibank N.A. London	95,634	69,397	69,255	(142)
12/18/19	South African Rand	Citibank N.A. London	479,092	32,131	31,320	(811)
12/18/19	Swedish Krona	Citibank N.A. London	638,085	66,137	65,162	(975)
12/18/19	Swiss Franc	Citibank N.A. London	987	997	996	(1)
12/18/19	Thai Baht	Citibank N.A. London	42,960	1,406	1,407	1
						$(1,891)
Sold
12/18/19	Australian Dollar	Citibank N.A. London	72,171	49,661	$48,831	$830
12/18/19	Brazilian Real	Citibank N.A. London	11,298	2,764	2,706	58

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Sold — (continued)
12/18/19	Yuan Renminbi	Citibank N.A. London	166,837	23,401	$23,324	$77
12/18/19	Czech Koruna	Citibank N.A. London	859,539	36,527	36,375	152
12/18/19	Euro	Citibank N.A. London	67,170	74,364	73,648	716
12/18/19	Hong Kong Dollar	Citibank N.A. London	207,524	26,473	26,498	(25)
12/18/19	Hungarian Forint	Citibank N.A. London	4,949,472	16,412	16,187	225
12/18/19	Indonesian Rupiah	Citibank N.A. London	720,048,546	50,494	50,290	204
12/18/19	Israeli Shekel	Citibank N.A. London	144,567	41,016	41,758	(742)
12/18/19	Mexican Peso	Citibank N.A. London	23,536	1,177	1,178	(1)
12/18/19	New Zealand Dollar	Citibank N.A. London	115,975	74,549	72,751	1,798
12/18/19	Norwegian Krone	Citibank N.A. London	10,707	1,179	1,178	1
12/18/19	Philippine Peso	Citibank N.A. London	56,984	1,096	1,096	—
12/18/19	Polish Zloty	Citibank N.A. London	4,010	1,001	1,001	—
12/18/19	South Korean Won	Citibank N.A. London	34,538,636	29,046	28,865	181
12/18/19	Swiss Franc	Citibank N.A. London	73,227	74,283	73,870	413
12/18/19	Taiwan Dollar	Citibank N.A. London	1,281,552	41,434	41,533	(99)
12/18/19	Thai Baht	Citibank N.A. London	3,407,929	111,352	111,591	(239)
						$3,549
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$1,658

Futures Contracts

Number of Contracts	Description	Expiration Date	Local Currency	Notional Value (Local, in Thousands	Notional Amount (USD)	Notional Value (USD)	Net Unrealized Appreciation (Depreciation)
Long
446	CAC 40 Index	October 2019	Euro	25,315	$27,255	$27,592	$337
330	IBEX 35 Index	October 2019	Euro	30,467	32,226	33,208	982
74	HSCEI Future	October 2019	Hong Kong Dollar	37,777	4,860	4,820	(40)
624	MSCI Singapore ETS Index	October 2019	Singapore Dollar	22,417	16,361	16,219	(142)
3,686	BIST 30 Index	October 2019	Turkish Lira	48,591	8,010	8,604	594
332	KOSPI 12 Index	December 2019	South Korean Won	22,754,450	18,764	19,023	259
11	NIKKEI 225 Index	December 2019	Japanese Yen	119,570	1,071	1,106	35
81	SPI 200 Index	December 2019	Australian Dollar	13,531	9,080	9,133	53
203	Ultra U.S. Treasury Bond	December 2019	U.S. Dollar	38,957	39,163	38,957	(206)
33	DAX Index	December 2019	Euro	10,239	11,121	11,160	39
1,176	EURO STOXX 600 Banks Index	December 2019	Euro	7,709	8,495	8,402	(93)
							$1,818
Short
98	Amsterdam Index	October 2019	Euro	11,371	$12,337	$12,394	$(57)
83	OMXS 30 Index	October 2019	Swedish Krona	13,676	1,394	1,389	5
48	HANG SENG Index	October 2019	Hong Kong Dollar	62,501	8,059	7,974	85
323	MSCI Taiwan Index	October 2019	U.S. Dollar	13,149	13,053	13,149	(96)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Number of Contracts	Description	Expiration Date	Local Currency	Notional Value (Local, in Thousands	Notional Amount (USD)	Notional Value (USD)	Net Unrealized Appreciation (Depreciation)
Short — (continued)
283	10YR Can Bond	December 2019	Canadian Dollar	40,356	$30,865	$30,461	$404
613	FTSE 40 Index	December 2019	South African Rand	302,344	21,015	19,963	1,052
200	S&P TSE 60 Index	December 2019	Canadian Dollar	39,844	30,026	30,074	(48)
250	EURO STOXX 50 Index	December 2019	Euro	8,888	9,558	9,687	(129)
29	FTSE 100 Index	December 2019	British Pound Sterling	2,141	2,614	2,633	(19)
668	MSCI Emerging Markets Small Cap	December 2019	U.S. Dollar	33,463	34,640	33,464	1,176
1,184	MSCI Mexico Index	December 2019	U.S. Dollar	26,747	27,272	26,747	525
2,065	S&P 500 E Mini Index	December 2019	U.S. Dollar	307,530	311,168	307,530	3,638
62	S&P E Mini Com Ser Index	December 2019	U.S. Dollar	4,025	4,153	4,025	128
127	XAK Technology	December 2019	U.S. Dollar	10,305	10,355	10,305	50
120	XAY Cons Discret	December 2019	U.S. Dollar	14,650	14,742	14,650	92
							$6,806
Total net unrealized appreciation (depreciation) on future contracts							$8,624

Total Return Swaps

Reference Entity	Pay/Receive Floating Rate	Floating Rates	Maturity Dates	Counterparty	Notional Amount (in thousands)		Market Value	Unrealized Appreciation (Depreciation)
10YR T-Note Future	Pay	0 bp	Dec 2019	Credit Suisse International		$45,575	$(227)	$(227)
5YR T-Note Future	Receive	0 bp	Dec 2019	Credit Suisse International		6,948	37	37
Euro-Bund Future	Receive	0 bp	Dec 2019	Credit Suisse International	EUR	4,403	51	51
MSCI Emerging Markets India Net Total Return Index	Pay	3 Month LIBOR minus 21 bp	Dec 2019	Goldman Sachs International		15,810	768	768
MSCI Emerging Markets Indonesia Net Total Return USD	Pay	3 Month LIBOR minus 5 bp	Jun 2020	Citibank N.A.		14,102	1,171	1,171
Swiss Market Index (Total Return)	Receive	3 Month CHF LIBOR plus 0 bp	Dec 2019	Goldman Sachs International	CHF	10,887	(25)	(25)
								$1,775

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2019 (all dollar amounts in thousands) (unaudited)

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
iTRAXX Europe S31	Sell	1.000%	3M	June 2024	ICE	EUR	15,522	$358	$422	$64
Total net unrealized appreciation (depreciation) on swaps										$1,839

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a mutual fund registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. The Trust currently consists of the following nineteen funds (the “Funds”), each with its own investment objectives and policies. For each Fund, the number of shares authorized is unlimited.

U.S. Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Growth
Mid Cap Growth	Institutional International Growth
Small-Mid Cap Growth	International Small Cap Growth
Small-Mid Cap Value	Emerging Markets Leaders
Small Cap Growth	Emerging Markets Growth
Small Cap Value	Emerging Markets Small Cap Growth

Global Equity Fund	Fixed Income Funds
Global Leaders	Bond
Income
Multi-Asset and Alternative Fund	Low Duration
Macro Allocation

The investment objectives of the Funds are as follows:

U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Bond Fund	Outperform the Bloomberg Barclays U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.
Income Fund	High level of current income with relative stability of principal.
Low Duration Fund	Maximize total return. Total return includes both income and capital appreciation.
Macro Allocation Fund	Maximize long-term risk-adjusted total return.
1

(b) Income Taxes

The cost of investments, including derivatives, for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at September 30, 2019 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth	$166,892	$93,020	$5,315	$87,705
Large Cap Growth	167,973	72,486	3,205	69,281
Mid Cap Growth	57,447	13,512	1,507	12,005
Small-Mid Cap Growth	2,454,630	471,410	106,109	365,301
Small-Mid Cap Value	3,386	230	42	188
Small Cap Growth	590,346	121,110	44,484	76,626
Small Cap Value	351,485	95,400	12,577	82,823
Global Leaders	136,417	43,363	2,229	41,134
International Leaders	509,355	94,341	6,596	87,745
International Growth	1,687,587	380,530	43,497	337,033
Institutional International Growth	1,456,911	314,923	37,014	277,909
International Small Cap Growth	253,371	38,625	15,798	22,827
Emerging Markets Leaders	197,200	29,968	6,338	23,630
Emerging Markets Growth	666,555	137,100	13,317	123,783
Emerging Markets Small Cap Growth	223,172	39,254	2,786	36,468
Bond	268,476	14,759	1,735	13,024
Income	61,218	1,183	387	696
Low Duration	91,716	748	669	79
Macro Allocation	784,988	47,675	8,496	39,179

(c) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. As of September 30, 2019, each Fund’s outstanding repurchase agreement, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement in up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security. When a Fund sells TBAs, it incurs risks similar to those incurred in short sales. For example, when a Fund sells TBAs without owning or having the right to obtain the deliverable securities it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold the securities.

(e) Securities Sold, Not Yet Purchased

A Fund may sell a security it does not own (known as selling a security short) in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A gain, limited to the price at which the fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. A fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the price at which it sold the security short.

(2) Valuation

(a) Investment Valuation

The value of domestic equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of September 30, 2019, fair valuation estimates for foreign equity securities were not obtained.

Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements and commercial paper are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the Over-the-Counter (“OTC”) market shall be valued by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which they are traded most extensively, or if no settlement price is available, at the last sale price as of the close of the exchange. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset. All other swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Centrally cleared swaps listed or settled on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices, are used to produce daily settlement prices.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

2

(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation technique applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-Income Securities

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agency obligations, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, asset-backed securities and non-U.S. bonds are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-Term Investments

Repurchase agreements and commercial paper are valued at cost, which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, the credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled by independent pricing services taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

As of September 30, 2019, the value of securities and other assets, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).

3

Investments in securities		Growth	Large Cap Growth	Mid Cap Growth
Level 1—Quoted prices
Common Stocks		$254,388	$235,870	$67,267
Level 2—Other significant observable inputs
Short-Term Investments		209	1,384	2,185
Level 3—Significant unobservable inputs
None		—	—	—
Total investments in securities		$254,597	$237,254	$69,452

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value
Level 1—Quoted prices
Common Stocks	$2,775,191	$3,574	$657,391	$422,228
Level 2—Other significant observable inputs
Short-Term Investments	44,740	—	9,581	12,080
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$2,819,931	$3,574	$666,972	$434,308

Investments in securities	Global Leaders	International Leaders	International Growth	Institutional International Growth
Level 1—Quoted prices
Common Stocks	$174,432	$554,812	$2,011,516	$1,713,899
Level 2—Other significant observable inputs
Common Stocks	—	—	8,923	7,603
Short-Term Investments	3,119	42,288	4,181	13,318
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$177,551	$597,100	$2,024,620	$1,734,820

Investments in securities	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1—Quoted prices
Common Stocks	$272,820	$204,475	$755,545	$249,318
Preferred Stocks	—	—	12,036	2,243
Level 2—Other significant observable inputs
Common Stocks	2,761	6,803	13,800	7,646
Corporate Obligations/Notes	—	19	—	—
Short-Term Investments	617	9,533	8,957	433
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$276,198	$220,830	$790,338	$259,640
4

Investments in securities	Bond	Income	Low Duration	Macro Allocation
Assets
Level 1—Quoted Prices
Common Stocks	$—	$—	$—	$—
Exchange-Traded Funds	—	—	—	520,274
Level 2—Other significant observable inputs
Asset-Backed Securities	5,394	887	8,706	—
Commercial Paper	600	250	—	—
Corporate Obligation/Notes	109,552	22,114	26,339	—
Foreign Government	—	—	—	18,099
Short-Term Investments	115	—	—	48,134
U.S. Government and U.S. Government Agency	165,923	38,643	56,671	225,540
Level 3—Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1—Quoted Prices	—	—	—	—
None	—	—	—	—
Level 2—Other significant observable inputs	—	—	—	—
None	—	—	—
Level 3—Significant unobservable inputs	—	—	—	—
None	—	—	—	—
Total investments in securities	$281,584	$61,894	$91,716	$812,047
Other financial instruments
Assets
Level 1—Quoted Prices
Futures Contracts	$—	$—	$—	$9,454
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	7,528
Swaps	—	—	—	2,091
Level 3—Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1—Quoted Prices
Futures Contracts	—	—	—	(830)
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	(5,870)
Swaps	(135)	—	—	(252)
U.S. Government Agency	(8,121)	(3,026)	(12,103)	—
Level 3—Significant unobservable inputs
None	—	—	—	—
Total Other Financial Instruments	$(8,256)	$(3,026)	$(12,103)	$12,121

Level 1 Common Stocks are exchange-traded securities with a quoted price. See Portfolio of Investments for Sector Classification.

5

(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. Macro Allocation Fund may also use derivative instruments to obtain investment exposures.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Macro Allocation Fund with various counterparties and allow Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (initial margin deposit). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker. Futures held through swaps are marked to market daily, however, a Fund does not make or receive cash payments to/from the broker. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Writing options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

6

Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. A Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, which is the variance strike price of the reference entity, to the receiver for the floating rate, which is the realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

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